Quarterly Schedules of
Portfolio Holdings
July 31, 2020
Fixed Income Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Bond Fund	HBFRX	HABDX	HRBDX	–
Harbor Convertible Securities Fund	HNCVX	HACSX	HRCSX	HICSX
Harbor Core Bond Fund	HCBRX	HACBX	–	–
Harbor High-Yield Bond Fund	HNHYX	HYFAX	HYFRX	HYFIX
Harbor High-Yield Opportunities Fund	HHYRX	HHYNX	HHYAX	HHYVX

Harbor Bond Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—7.4%
Principal Amount		Value
	Air Canada Pass-Through Trust
$3,770	3.300%—07/15/2031[1]	$3,479
	Alaska Airlines Pass-Through Trust
3,600	4.800%—02/15/2029[1]	3,744
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
6,246	0.332% (1 Month USD Libor + 0.160) 05/25/2036[2]	2,304
	Series 2005-W2 Cl. A2C
929	0.532% (1 Month USD Libor + 0.360) 10/25/2035[2]	930
	Series 2004-W11 Cl. M3
939	1.297% (1 Month USD Libor + 0.750) 11/25/2034[2]	910
		4,144
	Asset Backed Securities Corp. Home Equity Loan Trust
	Series 2003-HE4 Cl. M1
4,659	1.420% (1 Month USD Libor + 0.830) 08/15/2033[2]	4,581
	Cent CLO Ltd.[3]
	Series 2015-24A Cl. A1R
5,028	1.345% (3 Month USD Libor + 1.070) 10/15/2026[1,2]	5,001
	Countrywide Asset-Backed Certificates
	Series 2006-21 Cl. 2A3
753	0.322% (1 Month USD Libor + 0.150) 05/25/2037[2]	749
	Series 2006-ABC1 Cl. A3
4,355	0.412% (1 Month USD Libor + 0.240) 05/25/2036[2]	3,394
	Series 2006-2 Cl. M1
1,200	0.572% (1 Month USD Libor + 0.400) 06/25/2036[2]	1,164
		5,307
	Credit Acceptance Auto Loan Trust
	Series 2018-2A Cl. A
4,952	3.470%—05/17/2027[1]	5,009
	Crown Point CLO Ltd.[3]
	Series 2018-5A Cl. A
5,626	1.213% (3 Month USD Libor + 0.940) 07/17/2028[1,2]	5,530
	Dryden XXV Senior Loan Fund
	Series 2012-25A Cl. ARR
4,942	1.175% (3 Month USD Libor + 0.900) 10/15/2027[1,2]	4,893
	Evergreen Credit Card Trust
	Series 2019-2 Cl. A
6,000	1.900%—09/15/2024[1]	6,159
	GSAA Home Equity Trust
	Series 2006-20 Cl. 1A2
4,079	0.352% (1 Month USD Libor + 0.180) 12/25/2046[2]	1,813
	Series 2007-9 Cl. A1A
812	6.000%—08/25/2047	778
		2,591
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
107	0.242% (1 Month USD Libor + 0.070) 12/25/2036[2]	60
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
4,915	0.342% (1 Month USD Libor + 0.170) 12/25/2036[2]	1,928
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
$1,767	1.222% (1 Month USD Libor + 1.050) 06/25/2035[2]	$1,713
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl.A4
1,805	0.752% (1 Month USD Libor + 0.290) 01/25/2036[2]	1,791
	Series 2007-HE1 Cl. AF3
832	4.214%—05/25/2035[4]	664
		2,455
	LoanCore Ltd.
	Series 2018-CRE1 Cl. A
4,651	1.305% (1 Month USD Libor + 1.130) 05/15/2028[1,2]	4,610
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
5,206	0.412% (1 Month USD Libor + 0.240) 06/25/2036[2]	2,913
	Mid-State Capital Corp Trust
	Series 2004-1 Cl. A
799	6.005%—08/15/2037	859
	Monarch Grove CLO[3]
	Series 2018-1A Cl. A1
3,622	1.125% (3 Month USD Libor + 0.880) 01/25/2028[1,2]	3,565
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2007-HE1 Cl. A2C
1,982	0.322% (1 Month USD Libor + 0.150) 11/25/2036[2]	1,359
	Morgan Stanley Capital Inc.
4,392	0.352% (1 Month USD Libor + 0.180) 05/25/2037[2]	3,802
	Morgan Stanley Dean Witter Capital I Inc Trust
	Series 2002-HE1 Cl. M1
158	1.072% (1 Month USD Libor + 0.600) 07/25/2032[2]	158
	Mountain View CLO Ltd.[3]
	Series 2014-1A Cl. ARR
2,789	1.075% (3 Month USD Libor + 0.800) 10/15/2026[1,2]	2,768
	Nassau 2020-I Ltd.
3,000	2.383% (3 Month USD Libor + 2.150) 07/20/2029[1,2]	3,000
	OneMain Financial Issuance Trust
	Series 2017-1A Cl. A1
2,258	2.370%—09/14/2032[1]	2,265
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
4,221	0.422% (1 Month USD Libor + 0.250) 07/25/2037[2]	3,232
	Palmer Square Loan Funding Ltd.
5,600	2.005% (3 Month USD Libor + 1.700) 07/20/2028[1,2]	5,605
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
4,049	0.652% (1 Month USD Libor + 0.480) 08/25/2035[2]	4,045
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
4,613	0.302% (1 Month USD Libor + 0.130) 09/25/2036[2]	1,311

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	RAMP Trust
	Series 2004-RS8 Cl. MII1
$280	1.072% (1 Month USD Libor + 0.600) 08/25/2034[2]	$280
	Santander Drive Auto Receivables Trust
	Series 2020-2A2
1,900	0.620%—05/15/2023	1,901
	Series 2020-2A3
1,000	0.670%—04/15/2024	1,002
		2,903
	Santander Retail Auto Lease Trust
	Series 2019-B
2,800	2.290%—04/20/2022[1]	2,828
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
7,171	0.832% (1 Month USD Libor + 0.440) 08/25/2035[2]	5,396
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
27	5.130%—09/01/2023	28
	Series 2009-20A Cl. 1
1,288	5.720%—01/01/2029	1,439
	Series 2008-20H Cl. 1
2,858	6.020%—08/01/2028	3,153
	Series 2001-20A Cl. 1
9	6.290%—01/01/2021	10
		4,630
	SoFi Professional Loan Program Trust
	Series 2018-A1FX Cl. B
428	2.640%—08/25/2047[1]	429
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
2,863	0.282% (1 Month USD Libor + 0.110) 09/25/2037[2]	1,398
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
20,092	0.402% (1 Month USD Libor + 0.230) 01/25/2037[1,2]	13,825
	Telos CLO Ltd.[3]
	Series 2014 Cl. 6A
2,731	2.405% (3 Month USD Libor + 1.270) 01/17/2027[1,2]	2,715
	TPG Real Estate Finance Trust
	Series 2019-Fl3 Cl. A
5,000	1.331% (1 Month USD Libor + 1.150) 10/15/2034[1,2]	4,888
	Tralee CLO V Ltd.[3]
	Series 2018-5A Cl. A1
5,900	1.382% (3 Month USD Libor + 1.110) 10/20/2028[1,2]	5,835
	Venture XVI CLO Ltd.[3]
	Series 2014-16A Cl. ARR
4,570	1.125% (3 Month USD Libor + 0.850) 01/15/2028[1,2]	4,511
TOTAL ASSET-BACKED SECURITIES
(Cost $145,170)		145,724

BANK LOAN OBLIGATIONS—0.3%
(Cost $5,198)
Principal Amount		Value
AUTOMOBILES—0.3%
	Toyota Motor Credit Corporation
	2018 Term Loan
$5,200	0.886% (3 Month USD Libor + 0.580) 09/28/2020[2]	$5,197[x]

COLLATERALIZED MORTGAGE OBLIGATIONS—10.6%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
2,620	0.292% (1 Month USD Libor + 0.120) 08/25/2036[2]	1,295
	Alba plc
	Series 2007-1 Cl. A3
2,359	0.342% (3 Month GBP Libor + 0.170) 03/17/2039[2]	2,900
	Arbor Multifamily Mortgage
	Series 2020-MF1 A5
2,900	2.756%—05/15/2053[1]	3,201
	Banc of America Alternative Loan Trust
	Series 2006 -7 Cl. A3
8,369	5.913%—10/25/2036[2]	3,830
	Banc of America Funding Corp.
	Series 2007-C Cl. 7A5
737	0.487% (1 Month USD Libor + 0.300) 05/20/2047[2]	768
	Bancorp Commercial Mortgage Trust
	Series 2018-CRE4 Cl. A
1,870	1.075% (1 Month USD Libor + 0.900) 09/15/2035[1,2]	1,809
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
5,193	0.382% (1 Month USD Libor + 0.210) 05/25/2047[2]	4,707
	Series 2011-RR5 Cl. 12A1
393	4.857%—03/26/2037[1,4]	396
	Series 2011-RR4 Cl. 8A1
1,788	5.250%—02/26/2036[1,2]	1,241
		6,344
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
15	2.782%(Cost of Funds for the 11th District of San Francisco)—11/25/2030[2]	14
	Series 2004-1 Cl. 12A5
259	3.834%—04/25/2034[2]	249
	Series 2004-10 Cl. 12A3
22	3.859%—01/25/2035[2]	20
	Series 2006-4 Cl. 1A1
216	4.124%—10/25/2036[2]	210
		493
	Bear Stearns Alt-A Trust
	Series 2005-4 Cl. 1A1
14	0.612% (1 Month USD Libor + 0.220) 07/25/2035[2]	14
	Chase Mortgage Finance Corp Trust
	Series 2006-A1 Cl. 4A1
1,267	3.592%—09/25/2036[2]	1,114
	Citigroup Commercial Mortgage
4,900	3.778%—09/10/2058	5,475
	Citigroup Mortgage Loan Trust
	Series 2007-10 Cl.2A
3,703	3.698%—09/25/2037[2]	3,468

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Countrywide Alternative Loan Trust
	Series 2006-6BC Cl. 1A2
$2,721	0.572% (1 Month USD Libor + 0.400) 05/25/2036[2]	$2,211
	Series 2005-84 Cl. 1A1
1,687	3.168%—02/25/2036[2]	1,445
	Series 2005-20CB Cl. 2A5
1,763	5.500%—07/25/2035	1,523
	Series 2006-36T2 Cl. 1A4
1,138	5.750%—12/25/2036	720
	Series 2006-1R Cl.2A3
3,642	6.000%—08/25/2037	2,905
		8,804
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
699	4.287%—09/25/2047[2]	623
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
288	6.000%—11/25/2035	229
	DC Office Trust
	Series 2019-MTC Cl. A
4,900	2.965%—09/15/2045[1]	5,440
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
4,181	0.322% (1 Month USD Libor + 0.150) 03/25/2037[2]	3,923
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
1,746	2.242% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 03/19/2046[2]	1,512
	Eurohome UK Mortgages plc
	Series 2007-1 Cl. A
1,873	0.343% (3 Month GBP Libor + 0.150) 06/15/2044[2]	2,363
	Federal Home Loan Mortgage Corp.
5,649	0.521% (1 Month USD Libor + 0.700) 08/15/2040-10/15/2040[2]	5,556
	Federal National Mortgage Association REMIC[5]
4,400	2.444%—10/25/2029	4,809
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
824	3.811%—02/25/2036[2]	752
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
—	6.750%—08/21/2031	—
	GS Mortgage Securities Corp. Trust
	Series 2016-RENT Cl. A
6,900	3.203%—02/10/2029[1]	6,885
	GSMPS Mortgage Loan Trust
	Series 2006-RP2 Cl. 1AF1
4,434	0.572% (1 Month USD Libor + 0.400) 04/25/2036[1,2]	3,625
	GSR Mortgage Loan Trust
	Series 2005-AR3 Cl. 3A1
410	3.862%—05/25/2035[2]	353
	Series 2005-AR7 Cl. 6A1
198	3.999%—11/25/2035[2]	192
		545
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	HarborView Mortgage Loan Trust
	Series 2004-8 Cl. 2A3
$522	1.007% (1 Month USD Libor + 0.410) 11/19/2034[2]	$456
	Hawksmoor Mortgages
	Series 2019-1A Cl. A
22,537	1.287% (3 Month Sonia + 1.050) 05/25/2053[1,2]	29,498
	HomeBanc Mortgage Trust
	Series 2006-H2 Cl. A2
2,106	0.352% (1 Month USD Libor + 0.180) 12/25/2036[2]	2,045
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
2	3.528%—01/25/2032[2]	2
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
2,971	6.500%—07/25/2037	1,680
	IndyMac INDX Mortgage Loan Trust
	Series 2007-AR13 Cl. 4A1
12,419	3.032%—07/25/2037[2]	9,811
	Series 2005-AR31 Cl. 1A1
898	3.527%—01/25/2036[2]	820
		10,631
	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
1,730	3.879%—10/25/2036[2]	1,497
	Series 2006-S1 Cl. 3A1
404	5.500%—04/25/2036	424
		1,921
	JP Morgan Resecuritization Trust
	Series 2009-7 Cl. 11A1
16	3.601%—09/27/2036[1,2]	16
	JPMDB Commercial Mortgage Securities Trust
	Series 2016-C2
4,225	3.144%—06/15/2049	4,638
	Mansard Mortgages plc
	Series 2007-2X Cl. A1
910	0.843% (3 Month GBP Libor + 0.650) 12/15/2049[2]	1,157
	Merrill Lynch Alternative Note Asset Trust
	Series 2007-F1 Cl. 2A6
535	6.000%—03/25/2037	344
	MetLife Securitization Trust
4,538	3.750%—03/25/2057[1,2]	4,897
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C22 Cl. ASB
5,728	3.040%—04/15/2048	5,958
	Ready Capital Mortgage Financing LLC
5,800	2.322% (1 Month USD Libor + 2.150) 02/25/2035[1,2]	5,842
	Residential Accredit Loans Inc.
	Series 2007-QS4 Cl. 3A9
1,733	6.000%—03/25/2037	1,665
	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
17,933	6.250%—08/25/2037	7,427
	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
228	4.356%—02/25/2037[2]	182
	Series 2006-SA1 Cl. 2A1
243	4.801%—02/25/2036[2]	208
		390

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Ripon Mortgages plc
$6,377	1.056% (3 Month GBP Libor + 0.800) 08/20/2056[1,2]	$8,326
	RMAC Securities plc
	Series 2006-NS4X Cl. A3A
1,566	0.368% (3 Month GBP Libor + 0.170) 06/12/2044[2]	1,932
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-1 Cl. 1A1
1,595	0.472% (1 Month USD Libor + 0.150) 02/25/2037[2]	1,489
	Series 2005-21A Cl. 3A1
342	3.720%—04/25/2035[2]	338
		1,827
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
306	0.437% (1 Month USD Libor + 0.250) 07/19/2035[2]	287
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
451	3.912%—01/25/2037[2]	403
	Towd Point Mortgage Funding plc
	Series 2019-A13A Cl. A1
16,024	0.965% (3 Month Sonia + 0.900) 07/20/2045[1,2]	20,947
	Series 2019-GR4A Cl. A1
5,718	1.101% (3 Month GBP Libor + 1.025) 10/20/2051[1,2]	7,492
		28,439
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2005-AR13 Cl. A1A1
156	0.462% (1 Month USD Libor + 0.290) 10/25/2045[2]	153
	Series 2005-AR6 Cl. 2A1A
326	0.632% (1 Month USD Libor + 0.230) 04/25/2045[2]	320
	Series 2006-AR11 Cl. 3A1A
1,605	2.242% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 09/25/2046[2]	1,490
	Series 2006-AR8 Cl.1A4
2,444	3.615%—08/25/2046[2]	2,286
		4,249
	Wells Fargo Commercial Mortgage Trust
	Series 2018-C48
7,117	4.302%—01/15/2052	8,573
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $201,703)		208,380

CORPORATE BONDS & NOTES—39.2%
AEROSPACE & DEFENSE—0.1%
	Raytheon Technologies Corp.
2,800	2.800%—03/15/2022[1]	2,897
AUTOMOBILES—3.0%
	BMW Finance NV
4,900	2.250%—08/12/2022[1]	5,055
	Daimler Finance North America LLC
5,900	2.550%—08/15/2022[1]	6,103
	Ford Motor Credit Co. LLC
3,400	2.343%—11/02/2020	3,397
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTOMOBILES—Continued
$2,500	3.157%—08/04/2020	$2,500
1,550	3.200%—01/15/2021	1,554
3,800	5.596%—01/07/2022	3,955
2,700	5.875%—08/02/2021	2,776
		14,182
	Ford Motor Credit Co. LLC MTN[6]
5,000	1.744%—07/19/2024	5,580
	General Motors Financial Co. Inc.
6,600	2.450%—11/06/2020	6,625
	Nissan Motor Acceptance Corp.
2,600	2.550%—03/08/2021[1]	2,601
1,900	3.875%—09/21/2023[1]	1,953
		4,554
	Volkswagen Bank GmbH MTN[6]
2,000	0.062% (3 Month EUR Libor + 1.550) 06/15/2021[2]	2,351
	Volkswagen Group of America Finance LLC
6,500	1.204% (3 Month USD Libor + 0.770) 11/13/2020[1,2]	6,502
4,800	4.750%—11/13/2028[1]	5,773
		12,275
	Volkswagen International Finance NV
1,800	1.288% (3 Month EUR Libor + 1.550) 11/16/2024[2]	2,131
		58,856
BANKS—8.4%
	Banco Espirito Santo SA MTN[6]
3,500	0.000%—01/15/2049*	881
	Banco Santander SA
700	6.750%—12/31/2099[7,8]	837
	Banque Federative du Credit Mutuel SA
6,300	3.750%—07/20/2023[1]	6,858
	Barclays plc
6,300	2.353% (3 Month USD Libor + 2.110) 08/10/2021[2]	6,409
4,200	3.684%—01/10/2023	4,366
3,700	4.610%—02/15/2023[8]	3,902
1,000	7.875%—12/29/2049[7,8]	1,029
2,900	8.000%—12/15/2020[7,8]	3,461
		19,167
	Barclays plc MTN[6]
4,000	3.250%—02/12/2027	5,701
	BBVA Bancomer SA/Texas
289	6.500%—03/10/2021	297
	BBVA USA
2,900	2.500%—08/27/2024	2,987
	BNP Paribas SA
400	7.625%—12/29/2049[7,8]	409
	Canadian Imperial Bank of Commerce
2,100	0.950%—06/23/2023	2,122
	Citigroup Inc.
4,700	2.572%—06/3/2031[8]	4,998
	Credit Suisse Group AG
5,100	2.997%—12/14/2023[1,8]	5,329
300	7.125%—12/31/2099[7,8]	313
2,500	7.500%—12/29/2049[7,8]	2,752
		8,394
	Deutsche Bank AG/New York
6,000	3.150%—01/22/2021	6,056
1,500	3.300%—11/16/2022	1,553

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—Continued
$9,000	3.961%—11/26/2025[8]	$9,607
3,200	4.250%—10/14/2021	3,305
		20,521
	Intesa Sanpaolo SpA
2,800	4.000%—09/23/2029[1]	3,049
	Lloyds Banking Group plc
6,000	2.858%—03/17/2023[8]	6,203
2,900	4.450%—05/08/2025	3,347
		9,550
	Lloyds Banking Group plc MTN[6]
1,500	3.500%—04/01/2026[8]	1,989
	Mitsubishi UFJ Financial Group Inc.
5,800	1.412%—07/17/2025	5,940
2,100	2.623%—07/18/2022	2,183
1,200	3.455%—03/02/2023	1,285
		9,408
	Mizuho Financial Group Inc.
3,900	2.201%—07/10/2031[8]	4,019
4,900	2.555%—09/13/2025[8]	5,151
		9,170
	Nordea Bank Abp
2,500	3.750%—08/30/2023[1]	2,690
	Oversea-Chinese Banking Corp. Ltd.
3,700	0.836% (3 Month USD Libor + 0.450) 05/17/2021[1,2]	3,700
	Royal Bank of Scotland Group plc
700	1.862% (3 Month USD Libor + 1.470) 05/15/2023[2]	704
4,700	3.073%—05/22/2028[8]	5,059
200	4.519%—06/25/2024[8]	218
200	4.892%—05/18/2029[8]	240
917	7.500%—12/29/2049[7,8]	917
3,600	8.625%—12/29/2049[7,8]	3,769
		10,907
	Royal Bank of Scotland Group plc MTN[6]
600	2.000%—03/04/2025[8]	740
	Santander Holdings USA
5,400	3.450%—06/02/2025	5,784
	Societe Generale SA MTN[6]
4,900	4.250%—09/14/2023[1]	5,336
	Synchrony Bank
3,000	3.650%—05/24/2021	3,047
	UniCredit SpA MTN[6]
10,600	7.830%—12/04/2023[1]	12,475
	Wells Fargo & Co.
3,100	1.491% (3 Month USD Libor + 1.230) 10/31/2023[2]	3,134
	Wells Fargo & Co. MTN[6]
3,300	1.741%—05/04/2030[8]	4,089
5,600	3.550%—09/29/2025	6,307
		10,396
		164,547
BEVERAGES—0.7%
	Anheuser-Busch InBev Worldwide Inc.
5,100	4.500%—06/01/2050	6,486
	Bacardi Ltd.
4,700	4.450%—05/15/2025[1]	5,226
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BEVERAGES—Continued
	Constellation Brands Inc.
$2,600	3.700%—12/06/2026	$3,007
		14,719
BUILDING PRODUCTS—0.7%
	CRH America Finance Inc.
3,200	3.950%—04/04/2028[1]	3,628
3,200	4.500%—04/04/2048[1]	3,714
		7,342
	Fortune Brands Home & Security Inc.
4,700	3.250%—09/15/2029	5,265
	Owens Corning
300	4.200%—12/01/2024	329
		12,936
CAPITAL MARKETS—2.3%
	BGC Partners Inc.
6,300	5.375%—07/24/2023	6,552
	Credit Agricole SA MTN[6]
4,900	3.750%—04/24/2023[1]	5,285
	Credit Suisse Group Funding Guernsey Ltd.
4,900	3.750%—03/26/2025	5,429
4,845	3.800%—09/15/2022	5,152
		10,581
	E*Trade Financial Corp.
5,100	2.950%—08/24/2022	5,350
	GE Capital International Funding Co. Unlimited Co.
4,800	4.418%—11/15/2035	4,967
	Goldman Sachs Group Inc.
7,700	1.041% (3 Month USD Libor + 0.780) 10/31/2022[2]	7,724
	Moody's Corp.
300	2.625%—01/15/2023	315
	Platin 1426 GmbH
2,700	6.875%—06/15/2023[1]	3,176
	UBS Group AG
1,100	6.875%—12/29/2049[7,8]	1,119
		45,069
CHEMICALS—0.3%
	International Flavors & Fragrances Inc.
3,700	3.200%—05/01/2023	3,857
	Sasol Financing USA LLC
2,500	5.875%—03/27/2024	2,349
		6,206
CONSUMER FINANCE—1.5%
	Ally Financial Inc.
200	7.500%—09/15/2020	201
	American Express Co.
2,500	3.700%—08/03/2023	2,726
	Capital One Financial Corp.
2,800	0.718% (3 Month USD Libor + 0.450) 10/30/2020[2]	2,801
	Daimler Finance North America LLC
4,861	2.200%—10/30/2021[1]	4,941
5,300	3.350%—05/04/2021[1]	5,396
5,300	3.700%—05/04/2023[1]	5,683
		16,020
	Harley-Davidson Financial Services Inc.
5,300	3.550%—05/21/2021[1]	5,379

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSUMER FINANCE—Continued
	Springleaf Finance Corp.
$2,800	6.875%—03/15/2025	$3,135
		30,262
DIVERSIFIED CONSUMER SERVICES—0.3%
	Emory University
3,800	2.143%—09/01/2030	3,976
	Mitsubishi UFJ Lease & Finance Co. Ltd. MTN[6]
1,500	2.250%—09/07/2021	1,523
		5,499
DIVERSIFIED FINANCIAL SERVICES—2.1%
	AXA Equitable Holdings Inc.
3,200	3.900%—04/20/2023	3,446
	BAT International Finance plc
3,600	3.250%—06/07/2022[1]	3,766
	Cantor Fitzgerald LP
5,400	6.500%—06/17/2022[1]	5,820
	Guardian Life Global Funding
4,000	3.400%—04/25/2023[1]	4,310
	Imperial Brands Finance plc
2,100	3.500%—02/11/2023[1]	2,197
5,600	3.875%—07/26/2029[1]	6,133
		8,330
	Reckitt Benckiser Treasury Services plc
3,400	2.375%—06/24/2022[1]	3,514
	Rio Oil Finance Trust
1,277	9.250%—07/06/2024[1]	1,335
5,447	9.750%—01/06/2027[1]	5,768
		7,103
	Syngenta Finance NV
4,500	3.933%—04/23/2021[1]	4,546
		40,835
DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
	Altice France SA
1,000	7.375%—05/01/2026[1]	1,068
	AT&T Inc.
3,500	1.498% (3 Month USD Libor + 0.860) 06/12/2024[2]	3,553
4,900	1.650%—02/01/2028	4,998
5,700	2.300%—06/01/2027	6,046
5,000	3.000%—06/30/2022	5,223
		19,820
	British Telecommunications plc
1,300	4.500%—12/04/2023	1,454
	T-Mobile USA Inc.
3,500	2.050%—02/15/2028[1]	3,598
	Verizon Communications Inc.
12,695	3.376%—02/15/2025	14,261
		40,201
ELECTRIC UTILITIES—3.4%
	Baltimore Gas & Electric
3,400	3.350%—07/01/2023	3,655
	Duke Energy Corp.
2,600	0.924% (3 Month USD Libor + 0.500) 05/14/2021[1,2]	2,606
4,536	3.750%—04/15/2024	5,034
		7,640
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Evergy Inc.
$5,000	2.450%—09/15/2024	$5,351
	Exelon Corp.
3,100	4.050%—04/15/2030	3,715
	FirstEnergy Corp.
1,100	2.850%—07/15/2022	1,129
	Greenko Solar Mauritius Ltd.
4,900	5.550%—01/29/2025[1]	4,973
	Interstate Power & Light Co.
4,800	3.250%—12/01/2024	5,293
	Nextera Energy Capital Holdings Inc.
5,000	1.950%—09/01/2022	5,158
6,000	2.250%—06/01/2030	6,476
1,624	2.800%—01/15/2023	1,709
4,800	3.200%—02/25/2022	5,006
		18,349
	Pacific Gas & Electric Co.
3,800	1.750%—06/16/2022	3,815
1,900	3.150%—01/01/2026	1,994
300	3.300%—12/01/2027	317
1,700	3.400%—08/15/2024	1,790
2,000	3.450%—07/01/2025	2,136
1,800	3.500%—06/15/2025	1,923
1,500	4.250%—08/01/2023	1,604
		13,579
	Sempra Energy
2,500	0.763% (3 Month USD Libor + 0.450) 03/15/2021[2]	2,505
	Virginia Electric & Power Co.
1,100	2.950%—01/15/2022	1,132
		67,321
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
	Arrow Electronics Inc.
2,100	3.500%—04/01/2022	2,164
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.5%
	Alexandria Real Estate Equities Inc.
2,100	2.750%—12/15/2029	2,299
	American Tower Corp.
5,000	2.750%—01/15/2027	5,467
	AvalonBay Communities Inc. MTN[6]
4,700	2.300%—03/01/2030	5,045
300	3.450%—06/01/2025	338
		5,383
	Boston Properties LP
4,905	2.750%—10/01/2026	5,342
	Brandywine Operating Partnership LP
5,000	4.100%—10/01/2024	5,270
	CBL & Associates LP
2,700	4.600%—10/15/2024	658
6,600	5.950%—12/15/2026	1,553
		2,211
	Crown Castle International Corp.
4,000	3.700%—06/15/2026	4,574
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	6,682

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	EPR Properties
$1,900	4.500%—06/01/2027	$1,812
600	4.950%—04/15/2028	591
		2,403
	GLP Capital LP / GLP Financing II Inc.
4,500	4.000%—01/15/2030	4,673
	Highwoods Realty LP
2,500	2.600%—02/01/2031	2,511
	OMEGA Healthcare Investors Inc.
2,300	4.375%—08/01/2023	2,466
	Physicians Realty LP
1,400	3.950%—01/15/2028	1,464
	Scentre Group Trust
5,700	4.375%—05/28/2030[1]	6,437
	Service Properties Trust
4,800	4.350%—10/01/2024	4,315
	Spirit Realty LP
4,700	3.400%—01/15/2030	4,763
	Washington Prime Group LP
5,800	6.450%—08/15/2024	2,292
		68,552
FOOD & STAPLES RETAILING—0.0%
	CVS Pass-Through Trust
493	6.943%—01/10/2030	566
	Viterra Inc.
200	5.950%—08/01/2020[1]	200
		766
GAS UTILITIES—0.1%
	Southern California Gas Co.
900	3.200%—06/15/2025	1,003
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
	Boston Scientific Corp.
5,700	2.650%—06/01/2030	6,214
HEALTH CARE PROVIDERS & SERVICES—0.5%
	CVS Health Corp.
3,900	4.125%—04/01/2040	4,760
	HCA Inc.
4,000	5.375%—09/01/2026	4,590
100	5.875%—02/01/2029	122
		4,712
		9,472
HOTELS, RESTAURANTS & LEISURE—0.5%
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5,200	4.250%—05/30/2023[1]	4,885
4,800	5.500%—03/01/2025[1]	4,524
		9,409
HOUSEHOLD DURABLES—0.3%
	Whirlpool Corp.
4,900	4.600%—05/15/2050	6,166
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INSURANCE—0.5%
	AIA Group Ltd.
$5,900	0.826% (3 Month USD Libor + 0.520) 09/20/2021[1,2]	$5,865
2,700	3.375%—04/07/2030[1]	3,009
		8,874
	Ambac LSNI LLC
770	6.000% (3 Month USD Libor + 5.000) 02/12/2023[1,2]	771
		9,645
IT SERVICES—0.5%
	Amdocs Ltd.
3,600	2.538%—06/15/2030	3,761
	Paypal Holdings Inc.
5,000	2.850%—10/01/2029	5,653
		9,414
MACHINERY—0.1%
	CNH Industrial Capital LLC
500	3.875%—10/15/2021	516
2,200	4.375%—11/06/2020	2,220
		2,736
MEDIA—0.5%
	COX Communications Inc.
4,700	3.250%—12/15/2022[1]	4,981
	Walt Disney Co.
3,900	2.650%—01/13/2031	4,249
		9,230
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	ERP Operating LP
2,100	3.375%—06/01/2025	2,332
OIL, GAS & CONSUMABLE FUELS—1.4%
	EQM Midstream Partners LP
1,550	4.750%—07/15/2023	1,574
	Equinor ASA
2,000	3.125%—04/06/2030	2,282
	MPLX LP
3,300	4.900%—04/15/2058	3,579
	Occidental Petroleum Corp.
3,900	2.900%—08/15/2024	3,677
	Odebrecht Drilling Norbe VIII/IX Ltd.
617	6.350%—12/01/2021	532
3,395	7.350%—12/01/2026	890
8	7.350%—12/01/2026[1]	2
		1,424
	Odebrecht Offshore Drilling Finance Ltd.
639	6.720%—12/01/2022	562
3,535	7.720%—12/01/2026	331
		893
	Odebrecht Oil & Gas Finance Ltd.
2,183	0.000%—09/12/2099[1,7,9]	21
	Rio Oil Finance Trust
1,945	9.250%—07/06/2024	2,033
	Sabine Pass Liquefaction
900	4.200%—03/15/2028	991
5,100	4.500%—05/15/2030[1]	5,871
		6,862

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Shell International Finance BV
$5,200	2.750%—04/06/2030	$5,801
		28,146
PHARMACEUTICALS—2.0%
	Abbvie Inc.
5,000	2.150%—11/19/2021[1]	5,106
4,900	2.600%—11/21/2024[1]	5,245
1,000	3.200%—11/06/2022	1,054
2,200	3.450%—03/15/2022[1]	2,289
		13,694
	Bayer US Finance II LLC
6,300	3.875%—12/15/2023[1]	6,896
2,800	4.250%—12/15/2025[1]	3,215
		10,111
	Mylan NV
5,100	2.250%—11/22/2024	6,373
	Takeda Pharmaceutical Co. Ltd.
1,500	2.050%—03/31/2030	1,549
1,000	4.400%—11/26/2023	1,119
		2,668
	Teva Pharmaceutical Finance Netherlands II BV
2,200	3.250%—04/15/2022	2,610
	Teva Pharmaceutical Finance Netherlands III BV
3,000	6.750%—03/01/2028[10]	3,336
		38,792
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
	Tesco Property Finance 5 plc
2,252	5.661%—10/13/2041	4,035
ROAD & RAIL—0.3%
	ERAC USA Finance LLC
2,600	3.300%—10/15/2022[1]	2,713
	Penske Truck Leasing Co. LP
3,800	2.700%—03/14/2023[1]	3,942
		6,655
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
3,800	3.875%—01/15/2027	4,225
	Broadcom Inc.
6,000	3.150%—11/15/2025[1]	6,477
5,107	3.459%—09/15/2026[1]	5,602
		12,079
	NXP BV / NXP Funding LLC
700	4.125%—06/01/2021[1]	719
1,800	4.625%—06/15/2022[1]	1,923
		2,642
	NXP BV / NXP Funding LLC / NXP USA Inc.
4,600	3.875%—06/18/2026[1]	5,195
		24,141
SOFTWARE—0.4%
	Oracle Corp.
400	2.950%—04/01/2030	456
3,500	3.600%—04/01/2040	4,157
		4,613
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SOFTWARE—Continued
	VMware Inc.
$3,600	4.650%—05/15/2027	$4,127
		8,740
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
	Dell International LLC
4,000	5.450%—06/15/2023[1]	4,409
	Dell International LLC / EMC Corp.
1,600	5.850%—07/15/2025[1]	1,867
	NetApp Inc.
1,500	1.875%—06/22/2025	1,558
		7,834
THRIFTS & MORTGAGE FINANCE—0.3%
	Nationwide Building Society
5,300	4.363%—8/1/2024[1,8]	5,791
TOBACCO—0.5%
	Altria Group Inc.
1,600	2.350%—05/06/2025	1,703
	Japan Tobacco Inc. MTN[6]
5,000	2.000%—04/13/2021	5,036
	Reynolds American Inc.
3,600	4.000%—06/12/2022	3,817
		10,556
TRADING COMPANIES & DISTRIBUTORS—0.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2,000	3.500%—05/26/2022	1,990
	Aviation Capital Group LLC
5,300	4.125%—08/01/2025[1]	5,043
		7,033
TRANSPORTATION INFRASTRUCTURE—0.1%
	Central Nippon Expressway Co. Ltd.
1,150	2.849%—03/03/2022	1,187
WIRELESS TELECOMMUNICATION SERVICES—0.2%
	Sprint Communications Inc.
800	6.000%—11/15/2022	864
1,400	7.000%—08/15/2020	1,404
		2,268
	Sprint Corp.
1,390	7.250%—09/15/2021	1,472
		3,740
TOTAL CORPORATE BONDS & NOTES
(Cost $745,853)		773,101

ESCROW—0.0%
(Cost $15)
Shares
36,000	General Motors Co. Escrow	—[x]

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—2.8%
Principal Amount			Value
		Abu Dhabi Government International Bond MTN[6]
	$3,600	3.125%—04/16/2030[1]	$4,059
		Israel Government International Bond
	4,800	2.750%—07/03/2030	5,315
	4,600	3.875%—07/03/2050	5,742
			11,057
		Japan International Cooperation Agency
	6,900	2.750%—04/27/2027	7,761
		Peruvian Government International Bond
	5,600	2.783%—01/23/2031	6,258
		Province of Ontario Canada
CAD	5,600	3.150%—06/02/2022	4,393
		Province of Quebec Canada
	3,800	3.500%—12/01/2022	3,040
	13,900	4.250%—12/01/2021	10,917
			13,957
		Provincia de Buenos Aires/Government Bonds
ARS	310	33.277% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.750) 04/12/2025[1]	4
		Qatar Government International Bond
	$5,500	3.375%—03/14/2024	5,975
	2,000	4.500%—01/20/2022	2,111
			8,086
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $57,957)			55,575

MORTGAGE PASS-THROUGH—46.3%
		Federal Home Loan Mortgage Corp.
	1,000	2.000%—07/01/2050-08/01/2050	1,039
	5,900	2.700%—08/01/2023	6,146
	3	3.794% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.209) 06/01/2024[2]	3
	5,093	4.000%—03/01/2025-01/01/2049	5,414
	22	4.020% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 08/01/2035[2]	23
	290	4.500%—12/01/2040-09/01/2041	322
	771	5.500%—02/01/2038-07/01/2038	890
	2,763	6.000%—01/01/2029-05/01/2040	3,239
			17,076
		Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
	17,762	1.229%—08/25/2022[2]	364
		Federal Home Loan Mortgage Corp. REMIC[5]
	4,076	0.575% (1 Month USD Libor + 0.400) 06/15/2041[2]	4,088
	14	0.625% (1 Month USD Libor + 0.450) 11/15/2030[2]	14
	19	8.000%—08/15/2022	20
	1	9.000%—12/15/2020	1
			4,123
		Federal Home Loan Mortgage Corp. Structured Pass Through Certificates
		Series T-63 Cl. 1A1
	77	2.704% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[2]	78
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Series E3 Cl. A
$20	4.028%—08/15/2032[2]	$20
		98
	Federal National Mortgage Association
5,204	2.310%—08/01/2022	5,343
415	2.639% (12 Month USD Libor + 1.693) 08/01/2035[2]	420
33	2.643% (12 Month USD Libor + 1.674) 05/01/2035[2]	33
499	2.695% (12 Month USD Libor + 1.715) 06/01/2035[2]	523
148	2.723% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400) 10/01/2040[2]	149
157	3.000%—02/01/2021-11/01/2025	164
7,629	3.500%—05/01/2035-04/01/2045	8,107
21,520	4.000%—09/01/2023-06/01/2049	23,131
10,803	4.500%—12/01/2020-02/01/2050	11,641
2,002	5.000%—10/01/2031-06/01/2044	2,243
20,399	5.500%—01/01/2025-09/01/2041	23,616
6,468	6.000%—07/01/2023-06/01/2040	7,479
		82,849
	Federal National Mortgage Association REMIC[5]
	Series 2015-38 Cl. DF
3,459	0.481% (1 Month USD Libor + 0.310) 06/25/2055[2]	3,450
	Series 2006-5 Cl. 3A2
44	3.274%—05/25/2035[2]	46
	Series 2011-98 Cl. ZL
76,001	3.500%—10/25/2041	80,571
	Series 2003-25 Cl. KP
389	5.000%—04/25/2033	444
	Series 2003-W1 Cl. 1A1
141	5.226%—12/25/2042[2]	157
		84,668
	Federal National Mortgage Association TBA[11]
117,000	2.000%—10/14/2050	120,764
172,300	2.500%—10/14/2050	180,421
157,300	3.000%—10/13/2046	165,741
6,000	3.500%—08/16/2034	6,297
64,900	3.500%—09/12/2049[2]	68,465
1,000	5.500%—09/12/2049	1,103
		542,791
	Government National Mortgage Association
2,000	3.000%—11/15/2049	2,110
92,798	4.500%—10/20/2049-12/20/2049	99,090
4,773	5.000%—08/15/2033-11/20/2049	5,330
		106,530
	Government National Mortgage Association II
17	2.875% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 05/20/2024[2]	17
213	3.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 01/20/2025-02/20/2032[2]	224
71	3.125% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 10/20/2025-11/20/2029[2]	73
72	3.250% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 08/20/2022-07/20/2027[2]	74
—	3.500%—12/20/2049	—

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$4,043	4.000%—06/20/2047	$4,353
8,035	4.500%—06/20/2048-02/20/2049	8,617
13,337	5.000%—01/20/2049-10/20/2049	14,455
		27,813
	Government National Mortgage Association TBA[11]
600	3.000%—10/21/2049	632
10,000	3.500%—09/19/2049	10,523
8,100	4.000%—08/21/2049-09/19/2049	8,587
23,500	5.000%—08/21/2049	25,814
		45,556
TOTAL MORTGAGE PASS-THROUGH
(Cost $900,550)		911,868

MUNICIPAL BONDS—0.5%
	Chicago Transit Authority
150	6.300%—12/01/2021	155
	City of Chicago, IL
816	7.750%—01/01/2042	892
	New Jersey Transportation Trust Fund Authority
1,400	2.551%—06/15/2023	1,407
	New York State Urban Development Corp.
3,900	1.496%—03/15/2027	3,947
	University of California
3,600	1.316%—05/15/2027	3,664
TOTAL MUNICIPAL BONDS
(Cost $9,851)		10,065

PREFERRED STOCKS—0.1%
(Cost $2,986)
Shares
3,000,000	Depository Trust & Clearing Corp.	2,918

U.S. GOVERNMENT OBLIGATIONS—18.3%
Principal Amount		Value
	U.S. Treasury Bonds
$32,500	2.500%—02/15/2045	$41,835
7,300	2.875%—05/15/2043-08/15/2045	10,018
5,700	3.000%—02/15/2048	8,150
70,000	3.125%—08/15/2044	99,370
13,400	3.375%—05/15/2044	19,707
4,200	4.250%—05/15/2039	6,655
		185,735
	U.S. Treasury Notes
31,600	1.750%—09/30/2022-06/30/2024[10]	32,993
25,100	1.875%—07/31/2022[10]	25,978
41,000	2.000%—08/31/2021	41,831
49,500	2.000%—10/31/2021-12/31/2021[10]	50,785
18,800	2.625%—02/15/2029	22,181
		173,768
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $314,482)		359,503

SHORT-TERM INVESTMENTS—2.9%
REPURCHASE AGREEMENTS—2.8%
55,500	Repurchase Agreement with Nomura Securities International Inc. dated July 31, 2020 due August 03, 2020 at 0.110% collateralized by U.S. Treasury Bonds (value $56,305)	55,500
U.S. TREASURY BILLS—0.1%
	U.S. Treasury Bills
1,911	0.090%—08/25/2020†,10	1,911
TOTAL SHORT-TERM INVESTMENTS
(Cost $57,411)		57,411
TOTAL INVESTMENTS—128.4%
(Cost $2,441,176)		2,529,742
CASH AND OTHER ASSETS, LESS LIABILITIES—(28.4)%		(559,718)
TOTAL NET ASSETS—100.0%		$1,970,024

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Futures (Short)	10	09/08/2020	EUR 1,775	$ (29)
Euro-Buxl Futures (Long)	16	09/08/2020	3,597	166
U.S. Treasury Note Futures 5 year (Long)	2,059	09/30/2020	$ 259,691	1,459
U.S. Treasury Note Futures 10 year (Long)	346	09/21/2020	48,467	261
U.S. Ultra Bond Futures (Short)	79	09/21/2020	17,987	(350)
Total Futures Contracts				$1,507

Harbor Bond Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Strike Index/ Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	217.965[j]	09/29/2020	14,800,000	$191	$—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	218.011[j]	10/13/2020	15,600,000	153	—
Federal National Mortgage Association Futures 30 year (Put)	Goldman Sachs & Co. LLC	$ 102.05	08/06/2020	1,600,000	6	—
Federal National Mortgage Association Futures 30 year (Put)	Goldman Sachs & Co. LLC	102.08	08/06/2020	15,100,000	64	—
Federal National Mortgage Association Futures 30 year (Call)	JP Morgan Chase Bank NA	103.60	10/07/2020	5,900,000	14	(19)
Federal National Mortgage Association Futures 30 year (Put)	JP Morgan Chase Bank NA	100.44	08/06/2020	9,700,000	82	—
Federal National Mortgage Association Futures 30 year (Put)	JP Morgan Chase Bank NA	101.60	10/07/2020	5,900,000	21	(18)
Federal National Mortgage Association Futures 30 year (Put)	JP Morgan Chase Bank NA	101.84	10/07/2020	7,900,000	26	(26)
Federal National Mortgage Association Futures 30 year (Put)	JP Morgan Chase Bank NA	102.56	08/06/2020	1,700,000	9	—
Total Written Options Not Settled Through Variation Margin					$566	$(63)
Total Written Options					$566	$(63)

FORWARD CURRENCY CONTRACTS
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	$ 98	BRL 512	08/04/2020	$ —
Deutsche Bank AG	BRL 512	$ 97	08/04/2020	(1)
HSBC Bank USA	$ 1,379	GBP 1,100	08/17/2020	61
Goldman Sachs Bank USA	GBP 66,701	$ 81,953	08/17/2020	(5,367)
BNP Paribas SA	$ 4,121	CAD 5,506	08/04/2020	(10)
HSBC Bank USA	$ 3,446	CAD 4,617	08/04/2020	2
BNP Paribas SA	CAD 5,506	$ 4,121	09/02/2020	10
HSBC Bank USA	CAD 22,919	$ 18,957	08/04/2020	(409)
HSBC Bank USA	CAD 4,617	$ 3,446	09/02/2020	(2)
BNP Paribas SA	$ 165	CNY 1,185	09/16/2020	4
UBS AG	CNY 1,185	$ 169	09/16/2020	—
Goldman Sachs Bank USA	$ 10,183	EUR 8,584	08/17/2020	(68)
BNP Paribas SA	EUR 3,116	$ 5,415	08/17/2020	(236)
HSBC Bank USA	EUR 22,803	$ 24,846	08/17/2020	(2,025)
HSBC Bank USA	$ 131	INR 10,029	09/16/2020	2
Citibank NA	JPY 111,100	$ 1,040	08/17/2020	(10)
Total Forward Currency Contracts				$(8,049)

INTEREST RATE SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	0.500%	Semi-annual	09/16/2050	GBP 3,800	$(102)	$(80)	$(22)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	0.500	Semi-annual	12/16/2050	6,000	(158)	(229)	71
LCH Group	SONIA O/N Deposit Rates Swap	Receive	1.000	Annual	12/16/2050	17,500	(2,299)	(2,224)	(75)
CME Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/18/2026	JPY 10,510,000	(2,116)	(564)	(1,552)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/18/2026	5,900,000	(1,185)	(350)	(835)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.095)	Semi-annual	09/13/2026	1,190,000	(24)	—	(24)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.092)	Semi-annual	09/13/2026	590,000	(11)	—	(11)

Harbor Bond Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.068)%	Semi-annual	09/18/2026	JPY 990,000	$(6)	$—	$(6)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.062)	Semi-annual	09/18/2026	1,580,000	(4)	—	(4)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.064)	Semi-annual	09/19/2026	595,000	(2)	—	(2)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.063)	Semi-annual	09/19/2026	595,000	(2)	—	(2)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.087)	Semi-annual	09/20/2026	297,000	(5)	—	(5)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.097)	Semi-annual	09/24/2026	723,000	(19)	1	(20)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	09/20/2027	2,180,000	(529)	(113)	(416)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/20/2028	1,020,000	(259)	73	(332)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.380	Semi-annual	06/18/2028	5,480,000	1,711	210	1,501
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.399	Semi-annual	06/18/2028	770,000	(252)	(1)	(251)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.450	Semi-annual	03/20/2029	660,000	(265)	(49)	(216)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.036	Semi-annual	03/10/2038	196,000	(31)	—	(31)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.040	Semi-annual	03/10/2038	196,000	(29)	—	(29)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.750	Semi-annual	03/20/2038	1,204,000	(1,270)	(14)	(1,256)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.800	Semi-annual	10/22/2038	220,000	(254)	—	(254)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.705	Semi-annual	10/31/2038	640,000	(632)	41	(673)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.785	Semi-annual	11/12/2038	320,000	(361)	1	(362)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.750	Semi-annual	12/20/2038	1,847,800	(1,964)	100	(2,064)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.122	Semi-annual	08/22/2039	1,310,000	(60)	107	(167)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.123	Semi-annual	08/22/2039	1,020,000	(46)	27	(73)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.103	Semi-annual	08/28/2039	190,000	(15)	—	(15)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	1.000	Semi-annual	03/21/2048	230,000	466	561	(95)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.800	Semi-annual	08/22/2023	$ 86,000	7,865	(1,932)	9,797
Centrally Cleared Interest Rate Swaps									2,577
Interest Rate Swaps									$2,577

Harbor Bond Fund
Portfolio of Investments—Continued

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount[e] (000s)	Value[f] (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Rolls-Royce PLC 2.125% due 06/18/2021	Sell	1.000%	06/20/2025	1.709%	Quarterly	EUR 2,600	$(434)	$(528)	$94
ICE Group	TESCO PLC 6.000% due 12/14/2029	Sell	1.000	06/20/2022	0.250	Quarterly	2,300	42	(112)	154
ICE Group	AT&T Inc. 2.450% due 06/30/2020	Sell	1.000	12/20/2020	0.324	Quarterly	$ 3,100	12	20	(8)
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	12/20/2023	1.477	Quarterly	2,700	(39)	(119)	80
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	06/20/2024	1.567	Quarterly	1,200	(24)	(4)	(20)
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	12/20/2024	1.709	Quarterly	2,600	(74)	(37)	(37)
ICE Group	The Boeing Company 8.750% due 08/15/2021	Sell	1.000	12/20/2020	2.596	Quarterly	5,100	(26)	29	(55)
ICE Group	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	09/20/2020	0.337	Quarterly	8,000	17	127	(110)
Centrally Cleared Credit Default Swaps										$98
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount[e] (000s)	Value[f] (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	Equitable Holdings Inc. 3.900% due 04/20/2023	Sell	1.000%	06/20/2023	1.101%	Quarterly	$ 4,200	$(7)	$(114)	$107
Credit Default Swaps										$205
Total Swaps										$2,782

FIXED INCOME INVESTMENTS SOLD SHORT — (0.8)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 9,000	Federal National Mortgage Association TBA[11] 6.000%—08/13/2050	$ 10,205	$ (10,027)
4,400	Federal National Mortgage Association TBA[11] 5.000%—08/13/2050	4,803	(4,814)
Total Fixed Income Investments Sold Short		$15,008	$(14,841)
REVERSE REPURCHASE AGREEMENTS — (0.1)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Payable for Reverse Repurchase Agreement (000s)
Barclays Bank PLC	(0.500)%	04/03/2020	04/03/2022	$1,427	$(1,427)

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$145,724	$—	$145,724
Bank Loan Obligations	—	—	5,197	5,197
Collateralized Mortgage Obligations	—	208,380	—	208,380
Corporate Bonds & Notes	—	773,101	—	773,101
Escrow	—	—	—	—
Foreign Government Obligations	—	55,575	—	55,575
Mortgage Pass-Through	—	911,868	—	911,868
Municipal Bonds	—	10,065	—	10,065
Preferred Stocks	—	2,918	—	2,918
U.S. Government Obligations	—	359,503	—	359,503
Short-Term Investments
Repurchase Agreements	—	55,500	—	55,500
U.S. Treasury Bills	—	1,911	—	1,911
Total Investments in Securities	$—	$2,524,545	$5,197	$2,529,742
Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$79	$—	$79
Futures Contracts	1,886	—	—	1,886
Swap Agreements	—	11,804	—	11,804
Total Financial Derivative Instruments - Assets	$1,886	$11,883	$—	$13,769
Liability Category
Fixed Income Investments Sold Short	$—	$(14,841)	$—	$(14,841)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$(8,128)	$—	$(8,128)
Futures Contracts	(379)	—	—	(379)
Swap Agreements	—	(9,022)	—	(9,022)
Written Options	—	(63)	—	(63)
Total Financial Derivative Instruments - Liabilities	$(379)	$(17,213)	$—	$(17,592)
Total Investments	$1,507	$2,504,374	$5,197	$2,511,078
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2020 (000s)	Unrealized Gain/ Loss as of 07/31/2020 (000s)
Bank Loan Obligations	$5,198	$—	$—	$(2)	$—	$1	$—	$—	$5,197	$(1)
Escrow	—	—	—	—	—	—	—	—	—	$(15)
	$5,198	$—	$—	$(2)	$—	$1	$—	$—	$5,197	$(16)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2020 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Bank Loan Obligations
Toyota Motor Credit Corporation 2018 Term Loan	$ 5,197	Benchmark Pricing	Base Price	$ 99.95

Escrow
General Motors Co. Escrow	—	Cash Available in Relation to Claims	Estimated Recovery Value	$ 0.00

$5,197

Harbor Bond Fund
Portfolio of Investments—Continued

*	Security in Default
†	Rate represents yield to maturity
1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $462,636 or 23% of net assets.
2	Variable or floating rate security; the stated rate represents the rate in effect at July 31, 2020. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3	CLO after the name of a security stands for Collateralized Loan Obligation.
4	Step coupon security; the stated rate represents the rate in effect at July 31, 2020.
5	REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
6	MTN after the name of a security stands for Medium Term Note.
7	Perpetuity bond; the maturity date represents the next callable date.
8	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date except for perpetuity bonds.
9	Zero coupon bond
10	At July 31, 2020, a portion of securities held by the Fund were pledged as collateral for exchange traded and centrally cleared derivatives, over-the-counter (OTC) derivatives, forward commitments, or secured borrowings. The securities pledged had an aggregate value of $21,270 or 1% of net assets.
11	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2020. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. At July 31,2020, the maximum exposure to loss of the notional value as the seller of credit default swaps outstanding was $32,672.
f	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
j	Amount represents index value
x	Fair valued in accordance with Harbor Funds’ Valuation Procedures.
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Convertible Securities Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—95.8%
Principal Amount		Value
AIRLINES—0.7%
	Southwest Airlines Co.
$930	1.250%—05/01/2025	$1,083
AUTO COMPONENTS—0.5%
	CIE Generale des Etablissements Michelin SCA
800	0.000%—01/10/2022[1]	786
AUTOMOBILES—0.5%
	Winnebago Industries Inc.
643	1.500%—04/01/2025[2]	749
BANKS—0.4%
	BofA Finance LLC MTN[3]
643	0.250%—05/01/2023	638
BIOTECHNOLOGY—5.0%
	BioMarin Pharmaceutical Inc.
2,515	0.599%—08/01/2024	3,039
	Coherus Biosciences Inc.
586	1.500%—04/15/2026[2]	654
	Exact Sciences Corp.
966	0.375%—03/15/2027	1,066
595	1.000%—01/15/2025	881
		1,947
	Ionis Pharmaceuticals Inc.
560	0.125%—12/15/2024[2]	552
	Ironwood Pharmaceuticals Inc.
460	0.750%—06/15/2024[2]	449
451	1.500%—06/15/2026[2]	444
		893
	Neurocrine Biosciences Inc.
414	2.250%—05/15/2024	686
		7,771
CAPITAL MARKETS—0.9%
	Ares Capital Corp.
1,191	3.750%—02/01/2022	1,197
233	4.625%—03/01/2024	239
		1,436
COMMUNICATIONS EQUIPMENT—1.9%
	InterDigital Inc.
612	2.000%—06/01/2024	632
	Lumentum Holdings Inc.
270	0.250%—03/15/2024	441
1,583	0.500%—12/15/2026[2]	1,853
		2,294
		2,926
CONSTRUCTION & ENGINEERING—1.0%
	Vinci SA
1,400	0.375%—02/16/2022	1,530
CONSUMER FINANCE—0.3%
	LendingTree Inc.
423	0.500%—07/15/2025[2]	441
DIVERSIFIED CONSUMER SERVICES—0.8%
	Chegg Inc.
730	0.125%—03/15/2025	1,220
CONVERTIBLE BONDS—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
	Liberty Latin America Ltd.
$1,999	2.000%—07/15/2024	$1,717
	Vonage Holdings Corp.
410	1.750%—06/01/2024	417
		2,134
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
	II-VI Inc.
631	0.250%—09/01/2022	804
	Insight Enterprises Inc.
1,217	0.750%—02/15/2025[2]	1,178
		1,982
ENTERTAINMENT—7.9%
	Bilibili Inc.
1,672	1.250%—06/15/2027[2]	2,062
	iQIYI Inc.
1,793	2.000%—04/01/2025	1,730
	Liberty Media Corp.
702	1.000%—01/30/2023	819
251	1.375%—10/15/2023	274
2,061	2.125%—03/31/2048[2]	2,031
		3,124
	Live Nation Entertainment Inc.
739	2.000%—02/15/2025[2]	646
1,992	2.500%—03/15/2023	2,083
		2,729
	Sea Ltd.
522	2.375%—12/01/2025[2]	809
	Zynga Inc.
1,335	0.250%—06/01/2024	1,791
		12,245
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.9%
	Extra Space Storage LP
323	3.125%—10/01/2035[2]	365
	IH Merger Sub LLC
729	3.500%—01/15/2022	996
		1,361
HEALTH CARE EQUIPMENT & SUPPLIES—5.3%
	CONMED Corp.
975	2.625%—02/01/2024	1,112
	Dexcom Inc.
1,466	0.250%—11/15/2025[2]	1,588
	Insulet Corp.
1,406	0.375%—09/01/2026[2]	1,624
281	1.375%—11/15/2024	623
		2,247
	Integra Lifesciences Holdings Corp.
808	0.500%—08/15/2025[2]	754
	Nuvasive Inc.
1,881	1.000%—06/01/2023[2]	1,911
	Tandem Diabetes Care Inc.
564	1.500%—05/01/2025[2]	694
		8,306
HEALTH CARE TECHNOLOGY—2.3%
	Allscripts Healthcare Solutions Inc.
1,115	0.875%—01/01/2027[2]	1016

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
HEALTH CARE TECHNOLOGY—Continued
	Livongo Health Inc.
$624	0.875%—06/01/2025[2]	$1,155
	Tabula Rasa Healthcare Inc.
364	1.750%—02/15/2026[2]	381
	Teladoc Health Inc.
795	1.250%—06/01/2027[2]	1,024
		3,576
HOTELS, RESTAURANTS & LEISURE—2.4%
	Huazhu Group Ltd.
1,145	3.000%—05/01/2026[2]	1,205
	Marriott Vacations Worldwide Corp.
2,027	1.500%—09/15/2022	1,931
	NCL Corp. Ltd.
678	5.375%—08/01/2025[2]	634
		3,770
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
	Nextera Energy Partners LP
164	1.500%—09/15/2020[2]	193
INTERACTIVE MEDIA & SERVICES—4.7%
	IAC Financeco 3 Inc.
1,103	2.000%—01/15/2030[2]	1,611
	Snap Inc.
900	0.750%—08/01/2026[2]	1,132
	Twitter Inc.
1,929	0.250%—06/15/2024	2,001
	Zillow Group Inc.
1,920	2.750%—05/15/2025	2,528
		7,272
INTERNET & DIRECT MARKETING RETAIL—4.1%
	Booking Holdings Inc.
1,691	0.750%—05/01/2025[2]	2,137
	Etsy Inc.
1,244	0.125%—10/01/2026[2]	1,891
	Mercadolibre Inc.
382	2.000%—08/15/2028	992
	Wayfair Inc.
729	1.000%—08/15/2026[2]	1,375
		6,395
IT SERVICES—6.2%
	Akamai Technologies Inc.
973	0.125%—05/01/2025	1,267
1,345	0.375%—09/01/2027[2]	1,546
		2,813
	Euronet Worldwide Inc.
1,576	0.750%—03/15/2049	1,533
	KBR Inc.
632	2.500%—11/01/2023	715
	Okta Inc.
1,860	0.375%—06/15/2026[2]	2,187
	Sabre GLBL Inc.
299	4.000%—04/15/2025[2]	366
	Square Inc.
993	0.125%—03/01/2025[2]	1,321
265	0.500%—05/15/2023	474
		1,795
CONVERTIBLE BONDS—Continued
Principal Amount		Value
IT SERVICES—Continued
	Wix.com Ltd.
$122	0.000%—07/01/2023[1]	$255
		9,664
LIFE SCIENCES TOOLS & SERVICES—1.3%
	Illumina Inc.
1,154	0.000%—08/15/2023[1]	1,304
227	0.500%—06/15/2021	349
		1,653
	Repligen Corp.
269	0.375%—07/15/2024	392
		2,045
MACHINERY—1.4%
	Fortive Corp.
761	0.875%—02/15/2022	761
	Greenbrier Cos. Inc.
866	2.875%—02/01/2024	773
	Meritor Inc.
708	3.250%—10/15/2037	731
		2,265
MEDIA—2.8%
	Dish Network Corp.
3,061	3.375%—08/15/2026	2,826
	Liberty Interactive LLC
783	1.750%—09/30/2046[2]	1,302
	Pandora Media LLC
269	1.750%—12/01/2023	302
		4,430
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—2.2%
	Blackstone Mortgage Trust Inc.
2,362	4.750%—03/15/2023	2,231
	Starwood Property Trust Inc.
1,165	4.375%—04/01/2023	1,127
		3,358
OIL, GAS & CONSUMABLE FUELS—2.3%
	Equities Corp.
773	1.750%—05/01/2026[2]	935
	Pioneer Natural Resource
717	0.250%—05/15/2025[2]	851
	Total SA MTN[3]
1,800	0.500%—12/02/2022	1,774
		3,560
PERSONAL PRODUCTS—0.5%
	Herbalife Nutrition Ltd.
816	2.625%—03/15/2024	859
PHARMACEUTICALS—1.6%
	Jazz Investments I Ltd.
200	1.500%—08/15/2024	189
1,857	2.000%—06/15/2026[2]	1,921
		2,110
	Supernus Pharmaceuticals Inc.
448	0.625%—04/01/2023	407
		2,517

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—0.6%
	FTI Consulting Inc.
$660	2.000%—08/15/2023	$877
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.6%
	Enphase Energy Inc.
1,159	0.250%—03/01/2025[2]	1,197
	Inphi Corp.
511	0.750%—04/15/2025[2]	668
	Microchip Technology Inc.
1,673	1.625%—02/15/2027	2,445
	ON Semiconductor Corp.
1,887	1.625%—10/15/2023	2,363
	Silicon Laboratories Inc.
1,934	0.625%—06/15/2025[2]	2,129
	STMicroelectronics NV
1,000	0.250%—07/03/2024	1,449
		10,251
SOFTWARE—23.6%
	Altair Engineering Inc.
298	0.250%—06/01/2024	321
	Alteryx Inc.
773	0.500%—08/01/2024[2]	928
326	1.000%—08/01/2026[2]	400
		1,328
	Atlassian Inc.
161	0.625%—05/01/2023	352
	Blackline Inc.
1,014	0.125%—08/01/2024[2]	1,379
	Coupa Software Inc.
835	0.375%—06/15/2026[2]	1,047
	CyberArk Software Ltd.
1,599	0.000%—11/15/2024[1,2]	1,652
	Datadog Inc.
1,056	0.125%—06/15/2025[2]	1,338
	DocuSign Inc.
149	0.500%—09/15/2023	454
	Envestnet Inc.
686	1.750%—06/01/2023	913
	FireEye Inc.
1,094	0.875%—06/01/2024	1,084
	Five9 Inc.
979	0.500%—06/01/2025[2]	1,133
	HubSpot Inc.
562	0.375%—06/01/2025[2]	631
	J2 Global Inc.
423	1.750%—11/01/2026[2]	323
448	3.250%—06/15/2029	470
		793
	New Relic Inc.
1,757	0.500%—05/01/2023	1,755
	Nuance Communications Inc.
716	1.000%—12/15/2035	901
	Palo Alto Networks Inc.
2,515	0.750%—07/01/2023	2,908
	Pegasystems Inc.
1,410	0.750%—03/01/2025[2]	1,585
	Proofpoint Inc.
1,111	0.250%—08/15/2024[2]	1,144
	Q2 Holdings Inc.
547	0.750%—06/01/2026	681
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Rapid7 Inc.
$1,180	2.250%—05/01/2025[2]	$1,449
	Realpage Inc.
800	1.500%—05/15/2025	864
	RingCentral Inc.
1,873	0.000%—03/01/2025[1,2]	2,061
	Sailpoint Technologies Holdings Inc.
1,209	0.125%—09/15/2024[2]	1,558
	Slack Technologies Inc.
823	0.500%—04/15/2025[2]	1,012
	Splunk Inc.
358	0.500%—09/15/2023	542
1,429	1.125%—06/15/2027[2]	1,624
		2,166
	Varonis System Inc.
967	1.250%—08/15/2025[2]	1,318
	Workday Inc.
1,026	0.250%—10/01/2022	1,385
	Workiva Inc.
652	1.125%—08/15/2026[2]	643
	Zendesk Inc.
1,554	0.625%—06/15/2025[2]	1,759
	Zscaler Inc.
1,044	0.125%—07/01/2025[2]	1,190
		36,804
SPECIALTY RETAIL—2.9%
	American Eagle Outfitter
483	3.750%—04/15/2025[2]	652
	Burlington Stores Inc.
1,387	2.250%—04/15/2025[2]	1,559
	Guess Inc.
848	2.000%—04/15/2024	586
	National Vision Holdings
611	2.500%—05/15/2025[2]	767
	RH
599	0.000%—06/15/2023[1]	947
		4,511
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
	Pure Storage Inc.
1,357	0.125%—04/15/2023	1,365
	Western Digital Corp.
860	1.500%—02/01/2024	835
		2,200
TOTAL CONVERTIBLE BONDS
(Cost $134,924)		149,155
TOTAL INVESTMENTS—95.8%
(Cost $134,924)		149,155
CASH AND OTHER ASSETS, LESS LIABILITIES—4.2%		6,536
TOTAL NET ASSETS—100.0%		$155,691

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at July 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Zero coupon bond
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $74,133 or 48% of net assets.
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Bond Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—10.6%
Principal Amount		Value
	Air Canada Pass-Through Trust
	Series 2015-1 Cl. A
$317	3.600%—03/15/2027[1]	$293
	American Airlines Pass-Through Trust
	Series 2015-1 Cl. A
542	3.375%—05/01/2027	455
	Series 2013-2 Cl. A
89	4.950%—01/15/2023	73
		528
	CF Hippolyta Issuer LLC
	Series 2020-1 Cl. A1
239	1.690%—07/15/2060[1]	242
	CNH Equipment Trust
	Series 2018-A Cl. A3
431	3.120%—07/17/2023	439
	Series 2018-B Cl. A3
245	3.190%—11/15/2023	251
		690
	CVS Pass-Through Trust
270	5.773%—01/10/2033[1]	313
123	5.880%—01/10/2028	139
	Series 2009
508	8.353%—07/10/2031[1]	660
		1,112
	DB Master Finance LLC
	Series 2017-1A Cl. A2I
244	3.629%—11/20/2047[1]	253
174	3.787%—05/20/2049[1]	181
		434
	Delta Air Lines Pass-Through Trust
	Series 2015-1 Cl. AA
282	3.625%—07/30/2027	283
	DLL Securitization Trust
	Series 2017-A Cl. A3
64	2.140%—12/15/2021[1]	64
	Domino's Pizza Master Issuer LLC
	Series 2017-1A Cl. A2I
243	2.241% (3 Month USD Libor + 1.360) 07/25/2047[1,2]	244
	Series 2019-1A Cl. A2
60	3.668%—10/25/2049[1]	64
		308
	Ford Credit Auto Owner Trust
	Series 2020-1 Cl.A
500	2.040%—08/15/2031[1]	518
	GM Financial Automobile Leasing Trust
	Series 2019-1 Cl. A3
437	2.980%—12/20/2021	441
	MMAF Equipment Finance LLC
	Series 2019-A Cl. A3
334	2.840%—11/13/2023[1]	345
	Nextgear Floorplan Master
	Series 2019-2A Cl.A2
880	2.070%—10/15/2024[1]	873
	Sabey Data Center Issuer LLC
	Series 2020-1 Cl. A2
202	3.812%—04/20/2045[1]	207
	Stack Infrastructure Issuer LLC
	Series 2019-2A Cl. A2
185	3.080%—10/25/2044[1]	183
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Store Master Funding I-VII
	Series 2019-1 Cl. A1
$170	2.820%—11/20/2049[1]	$173
	Series 2018-1A Cl. A1
200	3.960%—10/20/2048[1]	211
		384
	United Airlines Pass-Through Trust
	Series 2014-1 Cl. A
785	4.000%—04/11/2026	716
	Vantage Data Centers Issuer LLC
	Series 2018-1A Cl. A2
290	4.072%—02/16/2043[1]	301
	Verizon Owner Trust
	Series 2019-B Cl. A1A
374	2.330%—12/20/2023	384
	Series 2018-A Cl. A1A
501	3.230%—04/20/2023	512
		896
	Wendy's Funding LLC
	Series 2019-1A Cl. A2I
174	3.783%—06/15/2049[1]	187
	Wheels SPV LLC
	Series 2017-1A Cl. A2
53	3.060%—04/20/2027[1]	54
	World Omni Auto Receivables Trust
	Series 2020-A Cl. A3
1,012	1.700%—01/17/2023	1,033
	Series 2017-B Cl. A3
253	1.950%—02/15/2023	256
	Series 2019-A Cl. A3
273	3.040%—05/15/2024	281
	Series 2018-D Cl. A3
750	3.330%—04/15/2024	772
		2,342
TOTAL ASSET-BACKED SECURITIES
(Cost $11,303)		11,401

COLLATERALIZED MORTGAGE OBLIGATIONS—11.9%
	BANK 2019-BNK16
	Series 2019-BN16 Cl. ASB
651	3.898%—02/15/2052	745
	Barclays Commerical Mortgage
	Series 2012-C2 Cl. A4
517	3.525%—05/10/2063	536
	BBCMS Mortgage Trust
	Series 2020-C6 Cl. A2
380	2.690%—02/15/2053	401
	Benchmark Mortgage Trust
	Series 2019-B15 Cl. A5
212	2.928%—12/15/2072	238
	BX Commercial Mortgage Trust
	Series 2019-XL Cl. A
531	1.095% (1 Month USD Libor + 0.920) 10/15/2036[1,2]	531
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR14 Cl. A2
206	3.147%—02/10/2047	209
	Series 2014-CR21 Cl. A3
243	3.528%—12/10/2047	263
		472

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	FirstKey Homes Trust
	Series 2020-SFR1
$280	1.339%—09/17/2025[1]	$280
	Flagstar Mortgage Trust
	Series 2018-1 Cl. A5
76	3.500%—03/25/2048[1,2]	77
	Freddie Mac Seasoned Credit Risk Transfer Trust
	Series 2020-2 Cl. MA
283	2.000%—11/25/2059	295
	Series 2020-1 Cl. MA
322	2.500%—08/25/2059	342
	Series 2018-1 Cl. MA
230	3.000%—05/25/2057	248
	Series 2018-4 Cl. MA
595	3.500%—03/25/2058	649
	Series 2019-2 Cl. MA
230	3.500%—08/25/2058	252
		1,786
	Freddie Mac Structured Pass-Through Certificates
	Series 2020-K087 Cl. A2
268	3.771%—12/25/2028	325
	Series 2020-K082 Cl. A2
337	3.920%—09/25/2028[2]	410
		735
	Fresb Mortgage Trust
	Series 2019-SB63 Cl. A5H
315	2.550% (1 Month USD Libor + 0.990) 02/25/2039[2]	328
	GS Mortgage Backed Securities Trust
	Series 2020 INV1 Cl. A14
524	3.000%—08/25/2050[1,2]	545
	Series 2020-PJ1 Cl. A6
336	3.500%—05/25/2050[1,2]	340
		885
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Cl. A4
379	3.377%—05/10/2045	386
	Series 2012-GC6 Cl. A3
386	3.482%—01/10/2045	395
		781
	Invitation Homes Trust
	Series 2018-SFR1 Cl. A
110	0.881% (1 Month USD Libor + 3.800) 03/17/2037[1,2]	108
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Cl. A2
458	2.816%—11/15/2048	459
	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2019-COR5 Cl. A2
635	3.150%—06/13/2052	678
	Series 2012-CBX Cl. A4
297	3.483%—06/15/2045	303
		981
	JPMorgan Mortgage Trust
	Series 2016-4 Cl. A5
130	3.500%—10/25/2046[1,2]	131
	Series 2018-4 Cl. A5
194	3.500%—10/25/2048[1,2]	198
	Series 2018-6 Cl. 1A4
28	3.500%—12/25/2048[1,2]	28
		357
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
	Series 2013-C11 Cl. A4
$284	4.153%—08/15/2046[2]	$306
	Morgan Stanley Capital I Trust
	Series 2012-C4 Cl. A4
319	3.244%—03/15/2045	325
	Progress Residential Trust
	Series 2019-SFR3 Cl. A
445	2.271%—09/17/2036[1]	455
	Series 2018-SFR3 Cl. A
433	3.880%—10/17/2035[1]	448
		903
	PSMC Trust
	Series 2020-2 Cl. A2
440	3.000%—05/25/2050[1,2]	458
	Series 2019-2 Cl. A3
159	3.500%—10/25/2049[1,2]	162
		620
	Tricon American Homes Trust
	Series 2020-SFR1
335	1.499%—07/17/2038[1]	338
	Wells Fargo Mortgage Backed Securities Trust
	Series 2019-2 Cl. A3
48	4.000%—04/25/2049[1,2]	48
	WF RBS Commercial Mortgage Trust
	Series 2012-C10 Cl. A3
244	2.875%—12/15/2045	252
	Series 2011-C4 Cl. A4
400	4.902%—06/15/2044[1,2]	408
		660
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,595)		12,900

CORPORATE BONDS & NOTES—39.5%
AEROSPACE & DEFENSE—1.8%
	BAE Systems Holdings Inc.
200	3.400%—04/15/2030[1]	226
489	3.800%—10/07/2024[1]	545
		771
	General Dynamics Corp.
59	4.250%—04/01/2050	82
	Lockheed Martin Corp.
198	2.800%—06/15/2050	224
225	4.700%—05/15/2046	329
		553
	Northrop Grumman Corp.
107	5.250%—05/01/2050	163
	Textron Inc.
370	3.000%—06/01/2030	387
		1,956
AIR FREIGHT & LOGISTICS—0.4%
	FedEx Corp.
270	4.050%—02/15/2048	308
	United Parcel Service Inc.
73	5.300%—04/01/2050	113
		421

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTOMOBILES—2.2%
	General Motors Co.
$248	5.400%—10/02/2023	$274
	Hyundai Capital America Co.
468	5.750%—04/06/2023[1]	517
	Toyota Motor Credit Corp. MTN[3]
572	3.000%—04/01/2025	630
197	3.375%—04/01/2030	234
		864
	Volkswagen Group of America Finance LLC
413	2.900%—05/13/2022[1]	428
240	4.625%—11/13/2025[1]	280
		708
		2,363
BANKS—4.8%
	Bank of America Corp. MTN[3]
200	3.500%—04/19/2026	227
206	4.330%—03/15/2050[4]	283
		510
	Bank of Nova Scotia
349	1.625%—05/01/2023	360
	Barclays
293	1.700%—05/12/2022	299
	Capital One Financial Corp.
450	3.300%—10/30/2024	491
	Citigroup Inc.
421	3.400%—05/01/2026	472
169	3.520%—10/27/2028[4]	191
279	4.412%—03/31/2031[4]	340
		1,003
	JPMorgan Chase & Co.
300	3.200%—01/25/2023	320
476	4.203%—07/23/2029[4]	569
330	4.493%—03/24/2031[4]	410
		1,299
	Lloyds Banking Group plc
300	2.438% (U.S. Treasury 1 Year Constant Maturity Yield + 1.080) 02/05/2026[2]	315
	PNC Bank NA
250	3.500%—06/08/2023	271
	Truist Bank
602	1.500%—03/10/2025	624
		5,172
BEVERAGES—0.7%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
358	4.900%—02/01/2046	461
	Coca-Cola Co.
84	4.200%—03/25/2050	119
	PepsiCo Inc.
145	3.625%—03/19/2050	189
		769
CAPITAL MARKETS—4.6%
	Apollo Management Holdings LP
250	4.000%—05/30/2024[1]	275
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Blackstone Holdings Finance Co. LLC
$205	3.150%—10/02/2027[1]	$226
286	3.500%—09/10/2049[1]	323
		549
	Goldman Sachs Group Inc.
291	3.800%—03/15/2030	343
420	5.750%—01/24/2022	452
		795
	KKR Group Finance Co. II LLC
456	5.500%—02/01/2043[1]	589
	KKR Group Finance Co. III LLC
140	5.125%—06/01/2044[1]	178
	Macquarie Group Ltd.
165	3.189%—11/28/2023[1,4]	173
	Macquarie Group Ltd. MTN[3]
250	4.150%—03/27/2024[1,4]	270
	Morgan Stanley[3]
285	3.622%—04/01/2031[4]	334
	Morgan Stanley MTN[3]
645	3.125%—07/27/2026	725
252	3.875%—01/27/2026	289
		1,014
	State Street Corp.
110	2.901%—03/30/2026[1,4]	120
95	3.152%—03/30/2031[1,4]	110
		230
	UBS AG London
246	1.750%—04/21/2022[1]	251
	UBS Group AG
300	4.125%—04/15/2026[1]	346
		5,004
CONSUMER FINANCE—1.8%
	American Express Co.
250	3.375%—05/17/2021	255
150	3.400%—02/27/2023	161
		416
	GE Capital International Funding Co. Unlimited Co.
415	2.342%—11/15/2020	417
	General Motors Financial Co. Inc.
444	4.150%—06/19/2023	473
	Mastercard Inc.
130	3.350%—03/26/2030	156
71	3.850%—03/26/2050	95
		251
	Nissan Motor Acceptance Corp. MTN[3]
400	2.150%—09/28/2020[1]	400
		1,957
DIVERSIFIED FINANCIAL SERVICES—0.9%
	Cooperatieve Rabobank U.A.
400	3.875%—09/26/2023[1]	440
	Paypal Holdings Inc.
290	1.350%—06/01/2023	297
	Voya Financial Inc.
200	3.125%—07/15/2024	216
		953

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—1.9%
	AT&T Inc.
$664	1.498% (3 Month USD Libor + 0.860) 6/12/2024[2]	$674
178	3.400%—05/15/2025	198
306	3.500%—06/01/2041	333
		1,205
	Broadcom Inc.
272	4.110%—09/15/2028[1]	309
	Verizon Communications Inc.
162	4.500%—08/10/2033	212
247	4.522%—09/15/2048	345
		557
		2,071
ELECTRIC UTILITIES—3.4%
	Berkshire Hathaway Energy Co.
195	4.050%—04/15/2025[1]	224
525	6.125%—04/01/2036	795
		1,019
	Duke Energy Carolinas, LLC
111	3.950%—03/15/2048	148
	Eversource Energy
260	2.750%—03/15/2022	269
200	2.900%—10/01/2024	217
		486
	Exelon Corp.
82	4.700%—04/15/2050	114
368	5.100%—06/15/2045	506
		620
	Nextera Energy Capital Holdings Inc.
255	2.403%—09/01/2021	261
	Southern Co.
430	3.250%—07/01/2026	489
	Virginia Electric & Power Co.
305	3.150%—01/15/2026	344
	Xcel Energy Inc.
220	3.400%—06/01/2030	259
		3,626
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.2%
	Boston Properties LP
468	4.500%—12/01/2028	567
	Digital Realty Trust LP
491	3.700%—08/15/2027	567
	HCP Inc.
188	4.250%—11/15/2023	206
		1,340
FOOD & STAPLES RETAILING—0.8%
	Kroger Co.
159	4.000%—02/01/2024	176
	Target Corp.
407	2.250%—04/15/2025	438
	Walmart Inc.
166	3.950%—06/28/2038	221
		835
HEALTH CARE PROVIDERS & SERVICES—0.8%
	Cigna Corp.
495	3.400%—03/01/2027	561
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	CommonSpirit Health
$232	4.187%—10/01/2049	$258
		819
HOTELS, RESTAURANTS & LEISURE—0.2%
	McDonald's Corp. MTN[3]
225	3.500%—07/01/2027	260
HOUSEHOLD DURABLES—0.4%
	Home Depot Inc.
220	3.300%—04/15/2040	263
	Lowe's Cos Inc.
59	5.000%—04/15/2040	81
84	5.125%—04/15/2050	122
		203
		466
HOUSEHOLD PRODUCTS—0.2%
	Procter & Gamble Co.
169	3.550%—03/25/2040	217
INSURANCE—2.2%
	American International Group Inc.
465	4.125%—02/15/2024	520
	Equitable Financial Life Global Funding
425	1.400%—07/07/2025[1]	430
	Five Corners Funding Trust
250	4.419%—11/15/2023[1]	279
	Liberty Mutual Group Inc.
400	4.569%—02/01/2029[1]	488
	Lincoln National Corp.
266	3.400%—01/15/2031	301
173	3.625%—12/12/2026	193
		494
	Mass Mutual Life Insurance Co.
170	3.375%—04/15/2050[1]	189
		2,400
MEDIA—2.6%
	Charter Communications Operating LLC / Charter Communications Operating Capital
478	6.384%—10/23/2035	660
	Comcast Cable Communication Co.
200	9.455%—11/15/2022	243
	Comcast Corp.
470	3.000%—02/01/2024	510
146	3.300%—04/01/2027	167
392	3.400%—04/01/2030	461
		1,138
	COX Communications Inc.
300	2.950%—06/30/2023[1]	318
200	3.250%—12/15/2022[1]	212
		530
	Walt Disney Co.
164	4.700%—03/23/2050	229
		2,800
OIL, GAS & CONSUMABLE FUELS—2.9%
	BP Capital Markets America Inc.
169	2.937%—04/06/2023	179

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Chevron Corp.
$179	1.995%—05/11/2027	$191
	Dominion Energy Gas Holdings LLC
170	2.500%—11/15/2024	183
	Exxon Mobil Corp.
415	1.571%—04/15/2023	429
291	2.992%—03/19/2025	320
		749
	Occidental Petroleum Corp.
1,482	0.000%—10/10/2036[5]	654
	Phillips 66 Partners LP
250	3.605%—02/15/2025	269
	Schlumberger Holdings Corp.
252	3.900%—05/17/2028[1]	278
	Shell International Finance BV
267	2.375%—04/06/2025	287
	Sunoco Logistics Partners Operations LP
375	3.900%—07/15/2026	389
		3,179
PAPER & FOREST PRODUCTS—0.3%
	Georgia-Pacific LLC
293	1.750%—09/30/2025[1]	308
PHARMACEUTICALS—0.3%
	Pfizer Inc.
297	2.550%—05/28/2040	329
ROAD & RAIL—1.8%
	Canadian National Railway Co.
172	3.650%—02/03/2048	224
	Canadian Pacific Railway Co.
190	6.125%—09/15/2115	323
	Norfolk Southern Corp.
310	4.837%—10/01/2041	422
	Penske Truck Leasing Co. LP / PTL Finance Corp.
500	3.900%—02/01/2024[1]	543
	Ryder System Inc. MTN[3]
360	3.650%—03/18/2024	392
		1,904
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
	Intel Corp.
272	3.750%—03/25/2027	321
	LAM Research Corp.
110	2.875%—06/15/2050	126
	NXP BV / NXP Funding LLC
251	4.625%—06/01/2023[1]	277
	NXP BV / NXP Funding LLC / NXP USA Inc
255	2.700%—05/01/2025[1]	273
		997
SOFTWARE—0.7%
	Oracle Corp.
443	2.500%—04/01/2025	479
	Verisk Analytics Inc.
243	3.625%—05/15/2050	300
		779
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TEXTILES, APPAREL & LUXURY GOODS—0.4%
	Nike Inc.
$202	2.750%—03/27/2027	$226
158	3.250%—03/27/2040	186
		412
TRADING COMPANIES & DISTRIBUTORS—0.9%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
272	4.125%—07/03/2023	273
	Air Lease Corp.
374	3.875%—07/03/2023	383
	Ferguson Finance plc
236	4.500%—10/24/2028[1]	270
		926
WATER UTILITIES—0.3%
	Aquarion Co.
238	4.000%—08/15/2024[1]	263
WIRELESS TELECOMMUNICATION SERVICES—0.1%
	T-Mobile USA Inc.
132	3.500%—04/15/2025[1]	146
TOTAL CORPORATE BONDS & NOTES
(Cost $38,043)		42,672

MORTGAGE PASS-THROUGH—19.6%
	Federal Home Loan Mortgage Corp.
623	2.000%—06/01/2050-08/01/2050	655
2,380	2.500%—08/01/2030-06/01/2050	2,511
3,172	3.000%—06/01/2034-02/01/2047	3,408
3,109	3.500%—07/01/2046-01/01/2050	3,361
1,291	4.000%—02/01/2046-05/01/2049	1,385
506	4.500%—03/01/2049	546
		11,866
	Federal National Mortgage Association
205	2.500%—06/01/2050	218
1,929	3.500%—10/01/2037-09/01/2049	2,090
1,146	4.000%—04/01/2045-04/01/2050	1,249
1,383	4.500%—05/01/2046-11/01/2047	1,538
976	5.000%—08/01/2049	1,082
		6,177
	Government National Mortgage Association
786	4.000%—09/20/2041-09/15/2046	865
2,038	4.500%—01/15/2042-08/20/2047	2,242
		3,107
TOTAL MORTGAGE PASS-THROUGH
(Cost $20,261)		21,150

MUNICIPAL BONDS—2.1%
	Metropolitan Transportation Authority
195	5.871%—11/15/2039	231
	Metropolitan Water Reclamation District of Greater Chicago
145	5.720%—12/01/2038	214
	New York State Urban Development Corp.
555	5.770%—03/15/2039	726

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

MUNICIPAL BONDS—Continued
Principal Amount		Value
	Port Authority of New York and New Jersey
$555	1.086%—07/01/2023	$563
	State of California
300	7.500%—04/01/2034	505
TOTAL MUNICIPAL BONDS
(Cost $2,016)		2,239

U.S. GOVERNMENT OBLIGATIONS—15.3%
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
156	2.510%—03/01/2032	163
	Series 2017-20H Cl. 1
157	2.750%—08/01/2037	168
	Series 2016-20L Cl. 1
1,072	2.810%—12/01/2036	1,155
	Series 2015-20H Cl. 1
376	2.820%—08/01/2035	408
	Series 2017-20J Cl. 1
258	2.850%—10/01/2037	276
	Series 2018-20B Cl. 1
311	3.220%—02/01/2038	344
	Series 2018-20G Cl. 1
440	3.540%—07/01/2038	491
	Series 2018-20F Cl. 1
668	3.600%—06/01/2038	749
		3,754
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Treasury Bonds
$2,928	3.000%—02/15/2048-08/15/2048	$4,200
1,185	3.500%—02/15/2039	1,720
		5,920
	U.S. Treasury Inflation Index Notes[6]
2,483	0.125%—10/15/2024-01/15/2030	2,658
	U.S. Treasury Notes
743	0.250%—05/31/2025	745
1,346	0.625%—05/15/2030	1,357
1,388	1.125%—05/15/2040	1,425
691	1.250%—05/15/2050	699
		4,226
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $14,459)		16,558
TOTAL INVESTMENTS—99.0%
(Cost $98,677)		106,920
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		1,119
TOTAL NET ASSETS—100.0%		$108,039

FAIR VALUE MEASUREMENTS
All investments at July 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
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1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $20,425 or 19% of net assets.
2	Variable or floating rate security; the stated rate represents the rate in effect at July 31, 2020. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3	MTN after the name of a security stands for Medium Term Note.
4	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5	Zero coupon bond
6	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

BANK LOAN OBLIGATIONS—5.4%
Principal Amount		Value
CAPITAL MARKETS—0.5%
	Refinitiv US Holdings Inc.
	Initial Term Loan B
$2,054	3.411% (1 Month USD Libor + 3.250) 10/01/2025[1]	$2,040
CHEMICALS—0.2%
	Illuminate Buyer LLC
	Term Loan
435	4.308% (3 Month USD Libor + 4.000) 06/30/2027[1]	431
	Solenis International LP
	Initial First-Lien Term Loan
428	4.363% (1 Month USD Libor + 4.000) 06/26/2025[1]	418
		849
COMMERCIAL SERVICES & SUPPLIES—0.8%
	Garda World Security Corp.
	First Lien Term Loan B
1,240	4.930% (1 Month USD Libor + 4.750) 10/30/2026[1]	1,232
	Granite Acquisition Inc.
	First-Lien Term Loan B
2,143	4.500% (3 Month USD Libor + 3.500) 12/17/2021[1]	2,116
		3,348
CONTAINERS & PACKAGING—0.4%
	Flex Acquisition Co. Inc.
	Term Loan
459	4.000% (3 Month USD Libor + 3.000) 12/29/2023[1]	445
	Mauser Packaging Solutions Holding Co.
	Term Loan B
1,119	3.523% (3 Month USD Libor + 3.250) 04/03/2024[1]	1,048
		1,493
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
	Northwest Fiber LLC
	Term Loan B
475	5.671% (1 Month USD Libor + 5.500) 05/21/2027[1]	474
ENTERTAINMENT—0.3%
	William Morris Endeavor Entertainment LLC
	First-Lien Term Loan B
1,665	2.920% (1 Month USD Libor + 2.750) 05/18/2025[1]	1,338
HEALTH CARE PROVIDERS & SERVICES—0.6%
	AHP Health Partners Inc.
	Term Loan B
1,428	5.500% (1 Month USD Libor + 4.500) 06/28/2025[1]	1,421
	LifePoint Health Inc.
	First-Lien Term Loan B
813	3.911% (1 Month USD Libor + 3.750) 11/16/2025[1]	795
	Surgery Center Holdings Inc.
	Initial Term Loan
156	4.250% (3 Month USD Libor + 3.250) 08/31/2024[1]	147
		2,363
HEALTH CARE TECHNOLOGY—0.5%
	Verscend Holding Corp.
	Term Loan B
1,344	4.661% (1 Month USD Libor + 4.500) 08/27/2025[1]	1,342
	VVC Holding Corp
	Term Loan B
639	4.818% (3 Month USD Libor + 4.500) 02/11/2026[1]	631
		1,973
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—0.5%
	Caesars Resort Collection LLC
	Term Loan
$800	4.500% (3 Month USD Libor + 4.500) 07/20/2025[1]	$774
	Playtika Holding Corp.
	Term Loan B
450	7.072% (3 Month USD Libor + 6.000) 12/10/2024[1]	455
	Stars Group Holdings BV
	Term Loan
609	3.808% (3 Month USD Libor + 3.500) 07/10/2025[1]	609
		1,838
INTERACTIVE MEDIA & SERVICES—0.3%
	Ancestry.com Operations Inc.
	First-Lien Term Loan B
1,214	4.250% (1 Month USD Libor + 4.250) 08/27/2026[1]	1,179
LIFE SCIENCES TOOLS & SERVICES—0.3%
	Jaguar Holding Co. II
	Term Loan
1,274	3.500% (1 Month USD Libor + 2.500) 08/18/2022[1]	1,270
MACHINERY—0.3%
	Navistar Inc.
	Term Loan B
1,428	3.690% (1 Month USD Libor + 3.500) 11/06/2024[1]	1,389
MEDIA—0.3%
	Univision Communications Inc.
	Term Loan
205	3.750% (1 Month USD Libor + 2.750) 03/15/2024[1]	197
	Xplornet Communications Inc.
	Term Loan B
1,255	4.911% (1 Month USD Libor + 4.750) 06/11/2027[1]	1,225
		1,422
SOFTWARE—0.3%
	Informatica LLC
	Second-Lien Term Loan
290	7.125%—02/25/2025	295
	TIBCO Software Inc.
	Second-Lien Term Loan
350	7.420% (1 Month USD Libor + 7.250) 03/04/2028[1]	337
	Ultimate Software Group Inc.
	Term Loan B
540	4.750% (3 Month USD Libor + 4.000) 05/03/2026[1]	541
		1,173
TOTAL BANK LOAN OBLIGATIONS
(Cost $22,446)		22,149

CONVERTIBLE BONDS—2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	Liberty Latin America Ltd.
1,250	2.000%—07/15/2024	1,074
	Vonage Holdings Corp.
450	1.750%—06/01/2024	458
		1,532
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Integra Lifesciences Holdings Corp.
440	0.500%—08/15/2025[2]	411

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
	Nuvasive Inc.
$440	1.000%—06/01/2023[2]	$447
		858
INTERACTIVE MEDIA & SERVICES—0.1%
	Zillow Group Inc.
400	1.500%—07/01/2023	459
IT SERVICES—0.3%
	Euronet Worldwide Inc.
450	0.750%—03/15/2049	437
	Okta Inc.
415	0.375%—06/15/2026[2]	488
	Square Inc.
205	0.125%—03/01/2025[2]	273
		1,198
MACHINERY—0.1%
	Fortive Corp.
430	0.875%—02/15/2022	430
MEDIA—0.2%
	Dish Network Corp.
1,100	3.375%—08/15/2026	1,015
SOFTWARE—0.7%
	Coupa Software Inc.
200	0.375%—06/15/2026[2]	251
	CyberArk Software Ltd.
440	0.000%—11/15/2024[2,3]	455
	Palo Alto Networks Inc.
380	0.750%—07/01/2023	439
	Pegasystems Inc.
420	0.750%—03/01/2025[2]	472
	RingCentral Inc.
400	0.000%—03/01/2025[2,3]	440
	Splunk Inc.
420	1.125%—06/15/2027[2]	478
	Zscaler Inc.
400	0.125%—07/01/2025[2]	456
		2,991
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
	Pure Storage Inc.
430	0.125%—04/15/2023	433
TOTAL CONVERTIBLE BONDS
(Cost $8,360)		8,916

CORPORATE BONDS & NOTES—89.8%
AEROSPACE & DEFENSE—2.1%
	Bombardier Inc.
365	5.750%—03/15/2022[2]	345
212	6.000%—10/15/2022[2]	198
1,205	7.875%—04/15/2027[2]	963
		1,506
	Howmet Aerospace Inc.
272	5.900%—02/01/2027	303
429	5.950%—02/01/2037	484
275	6.875%—05/01/2025	313
		1,100
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AEROSPACE & DEFENSE—Continued
	Spirit Aerosystems Inc.
$330	7.500%—04/15/2025[2]	$325
	TransDigm Inc.
985	5.500%—11/15/2027	936
1,800	6.250%—03/15/2026[2]	1,901
290	6.500%—05/15/2025	285
360	8.000%—12/15/2025[2]	392
		3,514
	TransDigm UK Holdings plc
1,520	6.875%—05/15/2026	1,525
	Triumph Group Inc.
1,000	7.750%—08/15/2025	653
		8,623
AIR FREIGHT & LOGISTICS—1.5%
	XPO Logistics Inc.
1,000	6.125%—09/01/2023[2]	1,022
1,300	6.250%—05/01/2025[2]	1,410
2,800	6.500%—06/15/2022[2]	2,813
1,000	6.750%—08/15/2024[2]	1,078
		6,323
AUTO COMPONENTS—1.4%
	Adient Global Holdings Ltd.
487	4.875%—08/15/2026[2]	455
	Adient US LLC
345	7.000%—05/15/2026[2]	372
240	9.000%—04/15/2025[2]	268
		640
	American Axle & Manufacturing Inc.
1,152	6.875%—07/01/2028	1,177
	Dana Financing Luxembourg Sarl
169	5.750%—04/15/2025[2]	177
	Dana Inc.
290	5.625%—06/15/2028	305
	Goodyear Tire & Rubber Co.
590	5.125%—11/15/2023	594
	Goodyear Tire + Rubber Co.
1,191	9.500%—05/31/2025	1,340
	IHO Verwaltungs GMBH
650	6.000%—05/15/2027[2]	680
200	6.375%—05/15/2029[2]	207
		887
		5,575
AUTOMOBILES—1.5%
	Ford Motor Co.
75	9.625%—04/22/2030	100
	Ford Motor Credit Co.
815	4.063%—11/01/2024	835
	Ford Motor Credit Co. LLC
363	2.979%—08/03/2022	365
225	3.087%—01/09/2023	224
1,215	3.350%—11/01/2022	1,224
200	3.664%—09/08/2024	202
655	3.810%—01/09/2024	663
600	4.250%—09/20/2022	613
465	5.125%—06/16/2025	496
295	5.750%—02/01/2021	300
		4,087

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTOMOBILES—Continued
	Jaguar Land Rover Automotive plc
$600	4.500%—10/01/2027[2]	$480
	Winnebago Industries Inc.
490	6.250%—07/15/2028[2]	519
		6,021
BANKS—0.3%
	CIT Group Inc.
1,124	3.929%—06/19/2024[1]	1,125
BEVERAGES—0.4%
	Cott Holdings Inc.
1,425	5.500%—04/01/2025[2]	1,482
BUILDING PRODUCTS—0.2%
	Forterra Finance LLC / Frta Finance Corp.
590	6.500%—07/15/2025[2]	628
	Standard Industries Inc.
163	4.750%—01/15/2028[2]	175
		803
CAPITAL MARKETS—0.6%
	MSCI Inc.
514	3.625%—09/01/2030[2]	543
	Refinitiv US Holdings Inc.
1,579	6.250%—05/15/2026[2]	1,711
35	8.250%—11/15/2026[2]	39
		1,750
		2,293
CHEMICALS—2.4%
	Axalta Coating Systems LLC
680	4.875%—08/15/2024[2]	699
	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
560	4.750%—06/15/2027[2]	587
	Illuminate Buyer LLC / Illuminate Holdings IV Inc.
875	9.000%—07/01/2028[2]	939
	NOVA Chemicals Corp.
130	4.875%—06/01/2024[2]	130
535	5.250%—08/01/2023[2]	537
		667
	OCI NV
2,000	6.625%—04/15/2023[2]	2,085
	Olin Corp.
416	9.500%—06/01/2025[2]	475
	PolyOne Corp.
446	5.750%—05/15/2025[2]	485
	Trinseo LLC
750	5.375%—09/01/2025[2]	743
	Tronox Inc.
1,680	6.500%—05/01/2025-04/15/2026[2]	1,714
	Valvoline Inc.
400	4.250%—02/15/2030[2]	421
	WR Grace & Co.-Conn
870	4.875%—06/15/2027[2]	929
		9,744
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—2.2%
	Allied Universal Holdco LLC
$1,865	6.625%—07/15/2026[2]	$1,998
1,200	9.750%—07/15/2027[2]	1,336
		3,334
	Covanta Holding Corp.
270	5.875%—07/01/2025	280
	Garda World Security Corp.
367	9.500%—11/01/2027[2]	401
	GFL Environmental Inc.
1,835	7.000%—06/01/2026[2]	1,952
594	8.500%—05/01/2027[2]	667
		2,619
	KAR Auction Services Inc.
1,279	5.125%—06/01/2025[2]	1,287
	LABL Escrow Issuer LLC
670	6.750%—07/15/2026[2]	725
	Stericycle Inc.
444	5.375%—07/15/2024[2]	468
		9,114
COMMUNICATIONS EQUIPMENT—0.2%
	CommScope Inc.
595	6.000%—03/01/2026[2]	636
	CommScope Technologies LLC
50	5.000%—03/15/2027[2]	48
		684
CONSTRUCTION & ENGINEERING—0.5%
	AECOM
600	5.125%—03/15/2027	661
337	5.875%—10/15/2024	373
		1,034
	Picasso Finance Sub Inc.
365	6.125%—06/15/2025[2]	389
	Williams Scotsman International Inc.
500	6.875%—08/15/2023[2]	518
		1,941
CONSTRUCTION MATERIALS—0.6%
	New Enterprise Stone & Lime Co. Inc.
242	6.250%—03/15/2026[2]	250
	Summit Materials LLC / Summit Materials Finance Corp.
580	5.250%—01/15/2029[2]	604
1,400	6.125%—07/15/2023	1,403
300	6.500%—03/15/2027[2]	332
		2,339
		2,589
CONSUMER FINANCE—1.9%
	Ally Financial Inc.
435	5.750%—11/20/2025	492
2,029	8.000%—11/01/2031	2,811
		3,303
	Navient Corp.
750	5.000%—10/26/2020	757
206	5.875%—10/25/2024	212
245	6.500%—06/15/2022	256

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSUMER FINANCE—Continued
$92	6.625%—07/26/2021	$94
413	7.250%—09/25/2023	437
		1,756
	Navient Corp. MTN[4]
750	5.500%—01/25/2023	771
1,080	5.625%—08/01/2033	920
		1,691
	Springleaf Finance Corp.
123	6.875%—03/15/2025	138
700	7.750%—10/01/2021	740
220	8.875%—06/01/2025	248
		1,126
		7,876
CONTAINERS & PACKAGING—0.6%
	Ardagh Packaging Finance plc
855	5.250%—04/30/2025[2]	908
221	6.000%—02/15/2025[2]	231
		1,139
	Cascades Inc./ Cascades USA Inc.
580	5.125%—01/15/2026[2]	600
	Flex Acquisition Co. Inc.
815	6.875%—01/15/2025[2]	830
		2,569
DIVERSIFIED CONSUMER SERVICES—0.3%
	Frontdoor Inc.
1,117	6.750%—08/15/2026[2]	1,209
DIVERSIFIED FINANCIAL SERVICES—0.4%
	Compass Group Diversified Holdings LLC
1,535	8.000%—05/01/2026[2]	1,625
DIVERSIFIED TELECOMMUNICATION SERVICES—2.5%
	Altice Financing SA
1,647	7.500%—05/15/2026[2]	1,773
	CenturyLink Inc.
715	4.000%—02/15/2027[2]	748
1,315	6.750%—12/01/2023	1,461
655	6.875%—01/15/2028	716
		2,925
	Connect Finco Sarl / Connect US Finco LLC
1,129	6.750%—10/01/2026[2]	1,159
	Level 3 Financing Inc.
517	5.625%—02/01/2023	521
	Telecom Italia Capital SA
1,215	6.000%—09/30/2034	1,479
200	6.375%—11/15/2033	245
215	7.721%—06/04/2038	299
		2,023
	Zayo Group Holdings Inc.
174	4.000%—03/01/2027[2]	174
1,050	6.125%—03/01/2028[2]	1,085
		1,259
	Ziggo Bond Finance BV
400	6.000%—01/15/2027[2]	425
		10,085
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—0.6%
	NRG Energy Inc.
$955	5.250%—06/15/2029[2]	$1,058
1,400	7.250%—05/15/2026	1,513
		2,571
ELECTRICAL EQUIPMENT—0.3%
	Sensata Technologies Inc.
196	4.375%—02/15/2030[2]	210
	Sensata Technologies UK Financing Co. plc
960	6.250%—02/15/2026[2]	1,013
		1,223
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0%
	CDW LLC/CDW Finance Co.
116	4.125%—05/01/2025	123
ENERGY EQUIPMENT & SERVICES—1.0%
	Archrock Partners LP / Archrock Partners Finance Corp.
900	6.250%—04/01/2028[2]	911
	Indigo Natural Resources LLC
685	6.875%—02/15/2026[2]	662
	Transocean Inc.
500	6.800%—03/15/2038	133
292	7.250%—11/01/2025[2]	145
950	7.500%—01/15/2026[2]	475
805	8.000%—02/01/2027[2]	404
		1,157
	Transocean Poseidon Ltd.
500	6.875%—02/01/2027[2]	459
	USA Compression Partners LP / USA Compression Finance Corp.
895	6.875%—09/01/2027	917
		4,106
ENTERTAINMENT—1.3%
	Lions Gate Capital Holdings LLC
70	5.875%—11/01/2024[2]	70
2,032	6.375%—02/01/2024[2]	2,057
		2,127
	Live Nation Entertainment Inc.
1,212	4.750%—10/15/2027[2]	1,123
	Netflix Inc.
675	4.875%—06/15/2030[2]	795
784	5.875%—11/15/2028	970
300	6.375%—05/15/2029	381
		2,146
		5,396
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.8%
	Diversified Healthcare Trust
233	4.750%—02/15/2028	203
1,025	9.750%—06/15/2025	1,133
		1,336
	Iron Mountain Inc.
315	4.875%—09/15/2029[2]	328
303	5.000%—07/15/2028[2]	314
545	5.250%—07/15/2030[2]	573
2,900	5.625%—07/15/2032[2]	3,118
		4,333

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	Lamar Media Corp.
$500	5.000%—05/01/2023	$507
	MPT Operating Partnership LP / MPT Finance Corp.
2,500	6.375%—03/01/2024	2,582
	RHP Hotel Properties LP / RHP Finance Corp.
353	4.750%—10/15/2027	329
	Sabra Health Care LP
241	3.900%—10/15/2029	228
1,030	5.125%—08/15/2026	1,098
		1,326
	SBA Communications Corp.
1,250	4.000%—10/01/2022	1,270
	Service Properties Trust
335	4.950%—02/15/2027	304
476	7.500%—09/15/2025	505
		809
	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
745	7.875%—02/15/2025[2]	785
	Ventas Realty LP Co.
1,235	4.750%—11/15/2030	1,435
	VICI Properties LP / VICI Note Co. Inc.
241	3.750%—02/15/2027[2]	243
415	4.125%—08/15/2030[2]	420
103	4.625%—12/01/2029[2]	109
		772
		15,484
FOOD & STAPLES RETAILING—1.4%
	Albertsons Companies LLC
1,435	4.625%—01/15/2027[2]	1,519
1,000	4.875%—02/15/2030[2]	1,084
500	5.750%—03/15/2025	519
350	5.875%—02/15/2028[2]	384
1,650	6.625%—06/15/2024	1,719
		5,225
	Ingles Markets Inc.
227	5.750%—06/15/2023	231
	US Foods Inc.
346	6.250%—04/15/2025[2]	371
		5,827
FOOD PRODUCTS—1.2%
	Kraft Heinz Foods Co.
70	3.750%—04/01/2030[2]	76
473	4.250%—03/01/2031[2]	523
812	4.375%—06/01/2046	847
113	4.875%—10/01/2049[2]	125
490	5.200%—07/15/2045	560
655	5.500%—06/01/2050[2]	771
		2,902
	Lamb Weston Holdings Inc.
455	4.875%—05/15/2028[2]	512
	Post Holdings Inc.
510	4.625%—04/15/2030[2]	537
411	5.500%—12/15/2029[2]	452
		989
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD PRODUCTS—Continued
	TreeHouse Foods Inc.
$437	4.875%—03/15/2022	$439
		4,842
GAS UTILITIES—0.3%
	AmeriGas Partners LP
1,050	5.750%—05/20/2027	1,153
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
	Hologic Inc. Co.
550	4.625%—02/01/2028[2]	591
	Teleflex Inc.
400	4.250%—06/01/2028[2]	429
410	4.625%—11/15/2027	444
		873
		1,464
HEALTH CARE PROVIDERS & SERVICES—6.6%
	Acadia Healthcare Co. Inc.
975	5.500%—07/01/2028[2]	1,031
347	5.625%—02/15/2023	353
729	6.500%—03/01/2024	752
		2,136
	AMN Healthcare Inc.
810	4.625%—10/01/2027[2]	810
	Centene Corp.
1,669	3.375%—02/15/2030	1,775
2,858	4.625%—12/15/2029	3,191
81	4.750%—01/15/2025	84
1,000	5.375%—06/01/2026[2]	1,071
		6,121
	DaVita Inc.
1,705	4.625%—06/01/2030[2]	1,815
555	5.000%—05/01/2025	571
		2,386
	Encompass Health Corp.
949	4.750%—02/01/2030	1,004
325	5.750%—09/15/2025	338
		1,342
	HCA Inc.
1,800	3.500%—09/01/2030	1,894
265	5.375%—02/01/2025	299
300	5.625%—09/01/2028	358
1,150	5.875%—02/15/2026-02/01/2029	1,366
1,465	7.690%—06/15/2025	1,731
		5,648
	LifePoint Health Inc.
495	6.750%—04/15/2025[2]	535
	Molina Healthcare Inc.
2,040	4.375%—06/15/2028[2]	2,170
890	4.875%—06/15/2025[2]	913
1,500	5.375%—11/15/2022	1,578
		4,661
	MPH Acquisition Holdings LLC
25	7.125%—06/01/2024[2]	26
	Polaris Intermediate Corp.
790	8.500%—12/01/2022[2]	804

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	Regionalcare Hospital Partners Holdings Inc. / LifePoint Health Inc.
$527	9.750%—12/01/2026[2]	$587
	Tenet Healthcare Corp.
1,010	4.625%—06/15/2028[2]	1,065
835	7.500%—04/01/2025[2]	925
		1,990
		27,046
HEALTH CARE TECHNOLOGY—0.8%
	Change Healthcare Holdings LLC
2,760	5.750%—03/01/2025[2]	2,826
	Verscend Escrow Corp.
383	9.750%—08/15/2026[2]	425
		3,251
HOTELS, RESTAURANTS & LEISURE—5.8%
	Aramark Services Inc.
805	6.375%—05/01/2025[2]	851
	Boyd Gaming Corp.
860	4.750%—12/01/2027[2]	828
240	6.375%—04/01/2026	246
340	8.625%—06/01/2025[2]	375
		1,449
	Hilton Domestic Operating Co. Inc.
320	5.750%—05/01/2028[2]	343
	Hyatt Hotels Corp.
1,850	5.375%—04/23/2025	1,990
450	5.750%—04/23/2030	513
		2,503
	International Game Technology plc
985	5.250%—01/15/2029[2]	1,008
1,700	6.250%—02/15/2022[2]	1,781
		2,789
	Marriott International Inc.
605	0.968%—03/08/2021[1]	601
900	4.625%—06/15/2030	967
400	5.750%—05/01/2025	444
		2,012
	Marriott Ownership Resorts Inc.
1,072	6.125%—09/15/2025[2]	1,148
	Marriott Ownership Resorts Inc. / ILG LLC
1,171	6.500%—09/15/2026	1,202
	MGM Resorts International
285	6.000%—03/15/2023	299
2,092	7.750%—03/15/2022	2,229
		2,528
	NCL Corp. Ltd.
785	10.250%—02/01/2026[2]	785
	New Red Finance Inc.
565	5.000%—10/15/2025[2]	581
	Scientific Games International Inc.
630	5.000%—10/15/2025[2]	626
500	7.250%—11/15/2029[2]	459
340	8.250%—03/15/2026[2]	341
995	8.625%—07/01/2025[2]	1,000
		2,426
	Six Flags Theme Parks Inc.
379	7.000%—07/01/2025[2]	408
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Stars Group Holdings BV / Stars Group US Co. Borrower LLC
$1,700	7.000%—07/15/2026[2]	$1,838
	Tripadvisor Inc.
687	7.000%—07/15/2025[2]	721
	Vail Resorts Inc.
395	6.250%—05/15/2025[2]	426
	VOC Escrow Ltd.
629	5.000%—02/15/2028[2]	514
	Wyndham Destinations Inc.
305	3.900%—03/01/2023	297
390	5.400%—04/01/2024	391
645	6.625%—07/31/2026[2]	668
		1,356
		23,880
HOUSEHOLD DURABLES—1.5%
	Lennar Corp.
650	4.750%—04/01/2021-11/29/2027	679
1,000	4.875%—12/15/2023	1,081
125	5.250%—06/01/2026	140
		1,900
	M/I Homes Inc.
671	4.950%—02/01/2028	692
400	5.625%—08/01/2025	417
		1,109
	Newell Brands Inc.
570	4.875%—06/01/2025	621
	Pulte Group Inc.
300	5.000%—01/15/2027	345
605	6.375%—05/15/2033	758
		1,103
	Shea Homes LP
715	4.750%—02/15/2028[2]	752
	Taylor Morrison Communities Inc.
387	5.125%—08/01/2030[2]	425
	Toll Brothers Finance Corp.
165	4.350%—02/15/2028	179
	Tri Pointe Group Inc.
245	5.875%—06/15/2024	265
		6,354
HOUSEHOLD PRODUCTS—0.1%
	Prestige Brands Inc.
400	6.375%—03/01/2024[2]	415
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.2%
	AES Corp.
500	5.500%—04/15/2025	517
	Talen Energy Supply LLC
545	6.625%—01/15/2028[2]	549
298	7.250%—05/15/2027[2]	310
735	7.625%—06/01/2028[2]	770
		1,629
	Vistra Operations Co. LLC
344	3.700%—01/30/2027[2]	364
2,429	4.300%—07/15/2029[2]	2,624
		2,988
		5,134

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INSURANCE—0.8%
	GTCR AP Finance Inc.
$815	8.000%—05/15/2027[2]	$863
	Hub International Ltd.
205	7.000%—05/01/2026[2]	215
	NFP Corp.
2,005	6.875%—08/15/2028[2]	2,017
		3,095
INTERACTIVE MEDIA & SERVICES—0.6%
	Match Group Inc.
605	4.625%—06/01/2028[2]	640
	Twitter Inc.
1,831	3.875%—12/15/2027[2]	1,964
		2,604
INTERNET & DIRECT MARKETING RETAIL—1.1%
	Expedia Group Inc.
480	4.625%—08/01/2027[2]	494
1,028	6.250%—05/01/2025[2]	1,126
120	7.000%—05/01/2025[2]	130
		1,750
	QVC Inc.
730	4.375%—03/15/2023	764
762	4.750%—02/15/2027	784
1,238	5.450%—08/15/2034	1,176
		2,724
		4,474
IT SERVICES—1.0%
	Gartner Inc.
870	4.500%—07/01/2028[2]	915
	Presidio Holdings Inc.
745	8.250%—02/01/2028[2]	777
	WEX Inc.
2,315	4.750%—02/01/2023[2]	2,329
		4,021
LIFE SCIENCES TOOLS & SERVICES—1.5%
	Avantor Funding Inc.
2,405	4.625%—07/15/2028[2]	2,547
	Avantor Inc.
1,400	6.000%—10/01/2024[2]	1,475
	Charles River Laboratories International Inc.
215	4.250%—05/01/2028[2]	228
	IQVIA Inc.
1,000	5.000%—05/15/2027[2]	1,069
	Jaguar Holding Co II / PPD Development LP
965	5.000%—06/15/2028[2]	1,029
		6,348
MACHINERY—1.0%
	Colfax Corp.
1,105	6.000%—02/15/2024[2]	1,166
	EnPro Industries Inc.
650	5.750%—10/15/2026	675
	Hillenbrand Inc.
210	5.750%—06/15/2025	226
	Meritor Inc.
371	6.250%—06/01/2025[2]	394
	Navistar International Corp.
650	9.500%—05/01/2025[2]	744
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MACHINERY—Continued
	Vertical U.S. Newco Inc.
$1,035	5.250%—07/15/2027[2]	$1,100
		4,305
MEDIA—12.5%
	Altice France Holding SA
1,320	6.000%—02/15/2028[2]	1,321
	Altice France SA
695	5.500%—01/15/2028[2]	734
1,000	7.375%—05/01/2026[2]	1,068
1,450	8.125%—02/01/2027[2]	1,622
		3,424
	AMC Networks Inc.
1,037	5.000%—04/01/2024	1,056
	Block Communications Inc.
700	4.875%—03/01/2028[2]	709
	CCO Holdings LLC / CCO Holdings Capital Corp.
3,040	4.250%—02/01/2031[2]	3,176
1,851	4.500%—08/15/2030-05/01/2032[2]	1,958
2,600	5.375%—05/01/2025-06/01/2029[2]	2,741
62	5.750%—02/15/2026[2]	65
		7,940
	CSC Holdings LLC
400	4.125%—12/01/2030[2]	422
455	4.625%—12/01/2030[2]	478
365	5.750%—01/15/2030[2]	405
975	6.500%—02/01/2029[2]	1,118
495	6.625%—10/15/2025[2]	519
290	7.500%—04/01/2028[2]	334
4,180	10.875%—10/15/2025[2]	4,486
		7,762
	Cumulus Media New Holdings Inc.
343	6.750%—07/01/2026[2]	312
	Diamond Sports Group LLC / Diamond Sports Finance Co.
2,397	5.375%—08/15/2026[2]	1,852
800	6.625%—08/15/2027[2]	439
		2,291
	DISH DBS Corp.
2,000	7.750%—07/01/2026	2,258
	Entercom Media Corp.
521	6.500%—05/01/2027[2]	467
	EW Scripps Co.
375	5.125%—05/15/2025[2]	370
	GCI LLC
1,500	6.625%—06/15/2024[2]	1,583
167	6.875%—04/15/2025	174
		1,757
	Hughes Satellite Systems Corp.
705	5.250%—08/01/2026	776
476	6.625%—08/01/2026	531
3,000	7.625%—06/15/2021	3,154
		4,461
	MDC Partners Inc.
460	6.500%—05/01/2024[2]	436
	Meredith Corp.
625	6.500%—07/01/2025[2]	639
1,602	6.875%—02/01/2026	1,395
		2,034

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Quebecor Media Inc.
$600	5.750%—01/15/2023	$656
	Service Corp International
460	5.125%—06/01/2029	509
	Sirius XM Radio Inc.
729	4.125%—07/01/2030[2]	770
850	5.500%—07/01/2029[2]	949
		1,719
	SSL Robotics LLC
585	9.750%—12/31/2023[2]	651
	Telesat Canada / Telesat LLC
525	4.875%—06/01/2027[2]	534
1,056	6.500%—10/15/2027[2]	1,087
		1,621
	Univision Communications Inc.
1,125	6.625%—06/01/2027[2]	1,131
	UPC Holding BV
395	5.500%—01/15/2028[2]	402
	ViacomCBS Inc.
586	4.200%—05/19/2032	674
	Viasat Inc.
2,113	5.625%—09/15/2025[2]	2,134
1,180	6.500%—07/15/2028[2]	1,214
		3,348
	Virgin Media Finance plc
1,775	5.000%—07/15/2030[2]	1,857
	Virgin Media Secured Finance plc
1,230	4.500%—08/15/2030[2]	1,312
783	5.500%—08/15/2026-05/15/2029[2]	847
		2,159
	Virgin Media Vendor Financing Notes IV Dac
200	5.000%—07/15/2028[2]	209
		51,534
METALS & MINING—1.5%
	Colt Merger Sub Inc.
991	6.250%—07/01/2025[2]	1,039
892	8.125%—07/01/2027[2]	910
		1,949
	FMG Resources August 2006 Pty Ltd.
1,000	4.750%—05/15/2022[2]	1,049
600	5.125%—03/15/2023[2]	635
		1,684
	Freeport-McMoRan Inc.
525	4.375%—08/01/2028	557
721	4.625%—08/01/2030	773
260	5.450%—03/15/2043	290
		1,620
	Grinding Media Inc.
985	7.375%—12/15/2023[2]	1,004
		6,257
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	Ladder Capital Finance Corp.
210	5.875%—08/01/2021[2]	210
	Starwood Property Trust Inc.
350	3.625%—02/01/2021	347
		557
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—8.6%
	Alliance Resource Operating Partners LP
$720	7.500%—05/01/2025[2]	$504
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
1,060	5.750%—03/01/2027-01/15/2028[2]	920
	Apache Corp.
285	4.250%—01/15/2044	256
340	4.375%—10/15/2028	341
945	4.750%—04/15/2043	900
230	5.100%—09/01/2040	224
135	5.250%—02/01/2042	129
		1,850
	Buckeye Partners LP
690	3.950%—12/01/2026	687
770	4.500%—03/01/2028[2]	768
377	5.600%—10/15/2044	339
145	5.850%—11/15/2043	134
		1,928
	Cheniere Energy Partners LP
915	4.500%—10/01/2029	969
400	5.250%—10/01/2025	411
240	5.625%—10/01/2026	254
		1,634
	CNX Midstream Partners LP
600	6.500%—03/15/2026[2]	589
	CNX Resources Corp. Co.
595	7.250%—03/14/2027[2]	584
	Continental Resources Inc.
395	4.900%—06/01/2044	341
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
460	5.625%—05/01/2027[2]	432
	Crownrock LP
1,155	5.625%—10/15/2025[2]	1,135
	EnLink Midstream LLC
870	5.375%—06/01/2029	698
	EQM Midstream Partners LP
310	6.000%—07/01/2025[2]	329
305	6.500%—07/01/2027[2]	337
		666
	Genesis Energy LP
255	6.000%—05/15/2023	240
1,390	7.750%—02/01/2028	1,342
		1,582
	Gulfport Energy Corp.
939	6.375%—05/15/2025-01/15/2026	469
334	6.625%—05/01/2023	199
		668
	Hilcorp Energy I LP / Hilcorp Finance Co.
455	5.000%—12/01/2024[2]	434
113	6.250%—11/01/2028[2]	104
		538
	Jagged Peak Energy LLC
190	5.875%—05/01/2026	194
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
690	6.000%—08/01/2026[2]	672

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Moss Creek Resources Holdings Inc.
$1,096	7.500%—01/15/2026[2]	$643
741	10.500%—05/15/2027[2]	447
		1,090
	Murphy Oil Corp.
292	6.375%—12/01/2042	233
	NGL Energy Partners LP
500	7.500%—11/01/2023	397
	NGPL Pipeco LLC
555	4.375%—08/15/2022[2]	576
	NuStar Logistics LP
250	6.750%—02/01/2021	254
	Occidental Petroleum Corp.
905	3.500%—08/15/2029	806
228	4.200%—03/15/2048	186
1,105	4.400%—04/15/2046	902
764	6.200%—03/15/2040	744
248	6.450%—09/15/2036	248
130	8.500%—07/15/2027	145
2,140	8.875%—07/15/2030	2,413
		5,444
	Parkland Fuel Corp.
430	5.875%—07/15/2027[2]	457
1,050	6.000%—04/01/2026[2]	1,115
		1,572
	Parsley Energy LLC / Parsley Finance Corp.
515	5.625%—10/15/2027[2]	540
	QEP Resources Inc.
771	5.250%—05/01/2023	540
1,166	5.625%—03/01/2026	683
		1,223
	Rattler Midstream LP
480	5.625%—07/15/2025[2]	507
	Sanchez Energy Corp.
3,000	0.000%—06/15/2021*	—[x]
	SM Energy Co.
856	5.000%—01/15/2024	474
262	6.125%—11/15/2022	195
957	6.750%—09/15/2026	482
60	10.000%—01/15/2025[2]	59
		1,210
	Summit Midstream Holdings LLC
1,293	5.750%—04/15/2025	638
	Sunoco LP / Sunoco Finance Corp.
335	4.875%—01/15/2023	342
	Tallgrass Energy Finance Corp.
785	4.750%—10/01/2023[2]	759
199	5.500%—09/15/2024[2]	192
975	6.000%—03/01/2027[2]	888
		1,839
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
953	5.500%—03/01/2030[2]	1,001
1,256	6.750%—03/15/2024	1,290
		2,291
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	WPX Energy Inc.
$1,332	5.250%—09/15/2024-10/15/2027	$1,319
990	5.875%—06/15/2028	1,015
		2,334
		35,425
PHARMACEUTICALS—2.8%
	Bausch Health Cos Inc.
758	5.500%—03/01/2023[2]	761
226	5.875%—05/15/2023[2]	226
1,795	6.250%—02/15/2029[2]	1,910
4,272	7.000%—03/15/2024-01/15/2028[2]	4,486
485	7.250%—05/30/2029[2]	534
315	8.500%—01/31/2027[2]	351
		8,268
	Catalent Pharma Solutions Inc.
445	5.000%—07/15/2027[2]	474
	Elanco Animal Health Inc.
1,694	5.650%—08/28/2028	1,972
	Teva Pharmaceutical Finance Netherlands III BV
1,020	2.200%—07/21/2021	1,015
		11,729
PROFESSIONAL SERVICES—1.8%
	Nielsen Co. Luxembourg Sarl
1,220	5.500%—10/01/2021[2]	1,228
	Nielsen Finance LLC
3,080	5.000%—04/15/2022[2]	3,096
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
54	5.750%—06/01/2025[2]	57
2,880	6.750%—06/01/2025[2]	2,983
		3,040
		7,364
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
	Greystar Real Estate Partners LLC
231	5.750%—12/01/2025[2]	234
	Kennedy-Wilson Inc.
1,450	5.875%—04/01/2024	1,457
	Newmark Group Inc.
500	6.125%—11/15/2023	514
	Realogy Group LLC / Realogy Co.-Issuer Corp.
419	7.625%—06/15/2025[2]	440
		2,645
ROAD & RAIL—0.1%
	Avis Budget Car Rental LLC / Avis Budget Finance Inc.
505	5.750%—07/15/2027[2]	473
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
	Broadcom Inc.
275	4.150%—11/15/2030[2]	309
250	5.000%—04/15/2030[2]	298
		607
	Entegris Inc.
1,145	4.375%—04/15/2028[2]	1,212
	Microchip Technology Inc.
800	4.250%—09/01/2025[2]	842
		2,661

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SOFTWARE—1.4%
	Banff Merger Sub Inc.
$978	9.750%—09/01/2026[2]	$1,037
	BY Crown Parent LLC / BY Bond Finance Inc.
590	4.250%—01/31/2026[2]	614
	CDK Global Inc.
213	5.000%—10/15/2024	241
346	5.250%—05/15/2029[2]	379
		620
	Open Text Corp.
500	3.875%—02/15/2028[2]	523
	Open Text Holdings Inc.
1,350	4.125%—02/15/2030[2]	1,420
	PTC Inc.
290	4.000%—02/15/2028[2]	305
	Solera LLC
1,110	10.500%—03/01/2024[2]	1,176
		5,695
SPECIALTY RETAIL—0.4%
	Asbury Automotive Group Co.
318	4.750%—03/01/2030[2]	327
	Michaels Stores Inc.
444	8.000%—07/15/2027[2]	417
	Penske Automotive Group Inc.
1,000	5.750%—10/01/2022	1,015
		1,759
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.9%
	Dell International LLC / EMC Corp.
440	6.100%—07/15/2027[2]	521
1,000	6.200%—07/15/2030[2]	1,220
3,860	7.125%—06/15/2024[2]	4,011
1,895	8.350%—07/15/2046[2]	2,640
		8,392
	Diebold Nixdorf Inc.
715	9.375%—07/15/2025[2]	760
	NCR Corp.
805	6.125%—09/01/2029[2]	883
890	8.125%—04/15/2025[2]	992
		1,875
	Seagate HDD Cayman Co.
845	5.750%—12/01/2034	949
		11,976
TEXTILES, APPAREL & LUXURY GOODS—0.3%
	PVH Corp.
436	4.625%—07/10/2025[2]	446
	William Carter Co.
895	5.500%—05/15/2025[2]	954
		1,400
THRIFTS & MORTGAGE FINANCE—0.3%
	Nationstar Mortgage Holdings Inc.
345	8.125%—07/15/2023[2]	361
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
THRIFTS & MORTGAGE FINANCE—Continued
	Quicken Loans Inc.
$750	5.750%—05/01/2025[2]	$775
		1,136
TRADING COMPANIES & DISTRIBUTORS—1.8%
	Ashtead Capital Inc.
1,000	5.250%—08/01/2026[2]	1,063
	DAE Funding LLC
470	4.000%—08/01/2020[2]	470
546	5.750%—11/15/2023[2]	538
		1,008
	United Rentals North America Inc.
1,534	3.875%—02/15/2031	1,534
3,000	6.500%—12/15/2026	3,334
		4,868
	WESCO Distribution Inc. Co.
440	7.250%—06/15/2028[2]	481
		7,420
WIRELESS TELECOMMUNICATION SERVICES—2.2%
	LCPR Senior Secured Financing DAC
458	6.750%—10/15/2027[2]	495
	Sprint Capital Corp.
890	6.875%—11/15/2028	1,157
2,219	8.750%—03/15/2032	3,425
		4,582
	Sprint Corp.
330	7.125%—06/15/2024	385
443	7.875%—09/15/2023	515
		900
	T-Mobile USA Inc.
600	4.000%—04/15/2022	630
170	5.125%—04/15/2025	175
1,046	6.000%—03/01/2023	1,056
218	6.375%—03/01/2025	224
1,094	6.500%—01/15/2026	1,155
		3,240
		9,217
TOTAL CORPORATE BONDS & NOTES
(Cost $359,274)		370,045
TOTAL INVESTMENTS—97.3%
(Cost $390,080)		401,110
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		11,054
TOTAL NET ASSETS—100.0%		$412,164

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
At July 31, 2020, the investments in Sanchez Energy Corp. (as disclosed in the preceding Portfolio of Investments) were classified as Level 3 and all other investments were classified as Level 2. There were no Level 3 investments at October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2020. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2020 (000s)	Unrealized Gain/ Loss as of 07/31/2020 (000s)
Corporate Bonds & Notes	$150	$—	$—	$20	$—	$(170)	$—	$—	$—	$(2,975)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2020 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Corporate Bonds & Notes
Sanchez Energy Corp.	$—	Market Approach	Estimated Recovery Value	$ 0.00

*	Security in Default
1	Variable or floating rate security; the stated rate represents the rate in effect at July 31, 2020. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $236,169 or 57% of net assets.
3	Zero coupon bond
4	MTN after the name of a security stands for Medium Term Note.
h	Transferred from Level 2 to Level 3 due to the unavailability of observable market data for pricing
x	Fair valued in accordance with Harbor Funds’ Valuation Procedures.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Opportunities Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—96.3%
Principal Amount		Value
AEROSPACE & DEFENSE—2.8%
	Boeing Co.
$200	2.950%—02/01/2030	$192
200	3.750%—02/01/2050	181
50	5.150%—05/01/2030	55
		428
	Bombardier Inc.
50	6.000%—10/15/2022[1]	47
600	7.500%—12/01/2024-03/15/2025[1]	486
		533
	Global Aircraft Leasing Co. Ltd.
225	6.500%—09/15/2024[1]	141
	Howmet Aerospace Inc.
350	5.125%—10/01/2024	372
	Signature Aviation US Holdings Inc.
200	5.375%—05/01/2026[1]	208
	TransDigm Inc.
400	5.500%—11/15/2027	380
	TransDigm UK Holdings plc
200	6.875%—05/15/2026	201
		2,263
AIR FREIGHT & LOGISTICS—0.1%
	XPO Logistics Inc.
50	6.750%—08/15/2024[1]	54
AIRLINES—0.5%
	Delta Air Lines Inc.
175	3.625%—03/15/2022	172
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
250	6.500%—06/20/2027[1]	259
		431
AUTO COMPONENTS—1.9%
	Adient Global Holdings Ltd.
175	4.875%—08/15/2026[1]	164
	Adient US LLC
200	7.000%—05/15/2026[1]	216
	Dana Inc.
125	5.375%—11/15/2027	132
	IHO Verwaltungs GMBH
200	6.000%—05/15/2027[1]	209
	KGA Escrow LLC
400	7.500%—08/15/2023[1]	409
	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.
100	6.250%—05/15/2026[1]	107
275	8.500%—05/15/2027[1]	290
		397
		1,527
AUTOMOBILES—3.8%
	Fiat Chrysler Automobiles NV
175	5.250%—04/15/2023	186
	Ford Motor Co.
100	4.750%—01/15/2043	92
175	8.500%—04/21/2023	195
325	9.000%—04/22/2025	383
50	9.625%—04/22/2030	66
		736
	Ford Motor Credit Co.
650	4.063%—11/01/2024	666
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTOMOBILES—Continued
$400	4.134%—08/04/2025	$411
800	4.271%—01/09/2027	814
		1,891
	General Motors Co.
100	6.250%—10/02/2043	119
	McLaren Finance plc
200	5.750%—08/01/2022[1]	172
		3,104
BANKS—1.1%
	Deutsche Bank AG
200	4.875%—12/01/2032[2]	191
	Intesa Sanpaolo SpA MTN[3]
200	5.017%—06/26/2024[1]	211
	Oxford Finance LLC
500	6.375%—12/15/2022[1]	467
		869
BEVERAGES—0.5%
	Cott Holdings Inc.
400	5.500%—04/01/2025[1]	416
BUILDING PRODUCTS—1.4%
	Builders FirstSource Inc.
360	6.750%—06/01/2027[1]	397
	M/I Homes Inc.
150	4.950%—02/01/2028	155
	Norbord Inc.
150	5.750%—07/15/2027[1]	160
	Tri Pointe Group Inc.
400	5.700%—06/15/2028	442
		1,154
CAPITAL MARKETS—0.9%
	BP Capital Markets plc
175	4.375%—09/21/2025[2,4]	183
	LPL Holdings Inc.
300	5.750%—09/15/2025[1]	313
	Refinitiv US Holdings Inc.
200	8.250%—11/15/2026[1]	221
		717
CHEMICALS—2.0%
	CF Industries Inc.
450	5.150%—03/15/2034	519
	Chemours Co.
275	6.625%—05/15/2023	277
	NOVA Chemicals Corp.
125	4.875%—06/01/2024[1]	125
75	5.250%—06/01/2027[1]	71
		196
	Olin Corp.
350	5.125%—09/15/2027	341
	Standard Industries Inc.
250	4.375%—07/15/2030[1]	270
		1,603
COMMERCIAL SERVICES & SUPPLIES—1.8%
	ADT Security Corp.
225	4.875%—07/15/2032[1]	226
	Allied Universal Holdco LLC
200	9.750%—07/15/2027[1]	223

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
	Cimpress plc
$300	7.000%—06/15/2026[1]	$305
	Garda World Security Corp.
291	9.500%—11/01/2027[1]	318
	Prime Security Services Borrower LLC / Prime Finance Inc.
200	5.750%—04/15/2026[1]	222
	Williams Scotsman International Inc.
180	6.875%—08/15/2023[1]	186
		1,480
COMMUNICATIONS EQUIPMENT—0.9%
	CommScope Technologies LLC
200	6.000%—06/15/2025[1]	204
	Hughes Satellite Systems Corp.
275	6.625%—08/01/2026	307
	Plantronics Inc.
200	5.500%—05/31/2023[1]	190
		701
CONSTRUCTION MATERIALS—0.6%
	Cemex SAB de CV
425	7.750%—04/16/2026[1]	451
CONSUMER FINANCE—2.8%
	Ally Financial Inc.
150	5.750%—11/20/2025	170
	Goeasy Ltd.
400	5.375%—12/01/2024[1]	415
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
250	5.250%—05/15/2027	258
125	6.250%—05/15/2026	133
		391
	Navient Corp.
200	6.750%—06/25/2025	209
	Navient Corp. MTN[3]
300	6.125%—03/25/2024	311
	Springleaf Finance Corp.
150	6.875%—03/15/2025	168
500	7.125%—03/15/2026	587
		755
		2,251
CONTAINERS & PACKAGING—2.3%
	ARD Finance SA
575	6.500%—06/30/2027[1]	589
	Cascades Inc./ Cascades USA Inc.
250	5.125%—01/15/2026[1]	259
	Flex Acquisition Co. Inc.
275	6.875%—01/15/2025[1]	280
	Mauser Packaging Solutions Holding Co.
175	7.250%—04/15/2025[1]	168
	Pactiv LLC
550	7.950%—12/15/2025	596
		1,892
DIVERSIFIED FINANCIAL SERVICES—1.8%
	AerCap Ireland Capital Dac / AerCap Global Aviation Trust
200	6.500%—07/15/2025	215
	Equitable Holdings Inc.
250	5.000%—04/20/2048	316
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
	Jefferies Finance LLC / JFIN Co. Issuer Corp.
$300	6.250%—06/03/2026[1]	$294
	Labl Escrow Issuer LLC
175	10.500%—07/15/2027[1]	191
	Vistajet Malta Finance plc / Xo Management Holding Inc.
200	10.500%—06/01/2024[1]	180
	VTR Finance NV
275	6.375%—07/15/2028[1]	294
		1,490
DIVERSIFIED TELECOMMUNICATION SERVICES—3.9%
	Altice Financing SA
250	5.000%—01/15/2028[1]	257
	Altice France Holding SA
400	6.000%—02/15/2028[1]	400
200	10.500%—05/15/2027[1]	230
		630
	Altice France SA
525	7.375%—05/01/2026[1]	560
	AMC Networks Inc.
250	5.000%—04/01/2024	255
	CenturyLink Inc.
225	5.125%—12/15/2026[1]	236
200	7.500%—04/01/2024	227
		463
	Connect Finco Sarl / Connect US Finco LLC
175	6.750%—10/01/2026[1]	180
	Telecom Italia Capital SA
100	6.000%—09/30/2034	122
	Telecom Italia SpA
275	5.303%—05/30/2024[1]	308
	Virgin Media Secured Finance plc
175	5.500%—08/15/2026[1]	186
	Zayo Group LLC
275	5.750%—01/15/2027[1]	261
		3,222
ELECTRIC UTILITIES—0.3%
	Vistra Operations Co. LLC
200	5.625%—02/15/2027[1]	215
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
	Ingram Micro Inc.
400	5.450%—12/15/2024	412
ENERGY EQUIPMENT & SERVICES—0.7%
	Archrock Partners LP / Archrock Partners Finance Corp.
350	6.875%—04/01/2027[1]	359
	Oceaneering International Inc.
75	4.650%—11/15/2024	51
	USA Compression Partners LP / USA Compression Finance Corp.
150	6.875%—04/01/2026	154
		564
ENTERTAINMENT—1.3%
	Live Nation Entertainment Inc.
225	4.750%—10/15/2027[1]	209
150	5.625%—03/15/2026[1]	143
		352

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENTERTAINMENT—Continued
	Netflix Inc.
$200	4.875%—06/15/2030[1]	$235
400	5.875%—11/15/2028	495
		730
		1,082
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.7%
	GLP Capital LP / GLP Financing II Inc.
500	4.000%—01/15/2030	519
	Iron Mountain Inc.
450	5.250%—03/15/2028[1]	474
	iStar Inc.
400	4.250%—08/01/2025	385
	Ladder Capital Finance Corp.
175	5.250%—10/01/2025[1]	161
200	5.875%—08/01/2021[1]	200
		361
	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer Inc.
100	4.625%—06/15/2025[1]	105
	MPT Operating Partnership LP / MPT Finance Corp.
50	4.625%—08/01/2029	53
50	5.250%—08/01/2026	53
		106
	Service Properties Trust
75	7.500%—09/15/2025	80
	VICI Properties LP / VICI Note Co. Inc.
175	4.125%—08/15/2030[1]	177
25	4.625%—12/01/2029[1]	27
		204
		2,234
FOOD & STAPLES RETAILING—1.2%
	Albertsons Companies LLC
350	4.875%—02/15/2030[1]	379
75	5.875%—02/15/2028[1]	82
		461
	Rite Aid Corp.
375	7.500%—07/01/2025[1]	382
160	8.000%—11/15/2026[1]	166
		548
		1,009
FOOD PRODUCTS—3.6%
	Cooke Omega Investments Inc / Alpha VesselCo Holdings Inc.
275	8.500%—12/15/2022[1]	276
	JBS USA Lux SA
400	6.500%—04/15/2029[1]	454
	Kraft Heinz Foods Co.
975	4.375%—06/01/2046	1,017
475	5.000%—07/15/2035	557
		1,574
	Pilgrim's Pride Corp.
250	5.875%—09/30/2027[1]	264
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD PRODUCTS—Continued
	Post Holdings Inc.
$200	5.500%—12/15/2029[1]	$220
150	5.750%—03/01/2027[1]	160
		380
		2,948
GAS UTILITIES—0.3%
	DCP Midstream Operating LP
250	5.125%—05/15/2029	252
HEALTH CARE PROVIDERS & SERVICES—4.5%
	Centene Corp.
250	5.375%—08/15/2026[1]	268
	Community Health Systems Inc.
225	6.625%—02/15/2025[1]	228
125	6.875%—02/01/2022	97
575	8.000%—03/15/2026[1]	590
75	8.625%—01/15/2024[1]	77
		992
	HCA Inc.
600	4.125%—06/15/2029	703
	MEDNAX Inc.
375	6.250%—01/15/2027[1]	397
	Polaris Intermediate Corp.
175	8.500%—12/01/2022[1]	178
	Regionalcare Hospital Partners Holdings Inc. / LifePoint Health Inc.
125	9.750%—12/01/2026[1]	139
	Tenet Healthcare Corp.
75	5.125%—11/01/2027[1]	80
400	6.250%—02/01/2027[1]	425
500	7.000%—08/01/2025	518
		1,023
		3,700
HOTELS, RESTAURANTS & LEISURE—8.2%
	Aramark Services Inc.
250	5.000%—02/01/2028[1]	252
	Boyd Gaming Corp.
200	8.625%—06/01/2025[1]	221
	Caesars Resort Collection LLC / CRC Finco Inc.
275	5.250%—10/15/2025[1]	248
	Carnival Corp.
300	11.500%—04/01/2023[1]	327
	Cedar Fair LP
125	5.250%—07/15/2029	118
100	5.375%—06/01/2024	98
		216
	Churchill Downs Inc.
425	5.500%—04/01/2027[1]	446
	Diamond Resorts International Inc.
300	10.750%—09/01/2024[1]	267
	Everi Payments Inc.
360	7.500%—12/15/2025[1]	351
	Hilton Domestic Operating Co. Inc.
250	4.875%—01/15/2030	263
25	5.375%—05/01/2025[1]	26
25	5.750%—05/01/2028[1]	27
		316
	Hyatt Hotels Corp.
75	5.750%—04/23/2030	86

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	International Game Technology plc
$250	6.500%—02/15/2025[1]	$270
	Marriott Ownership Resorts Inc.
325	4.750%—01/15/2028[1]	303
	Melco Resorts Finance Ltd.
200	4.875%—06/06/2025[1]	203
	MGM Resorts International
131	5.500%—04/15/2027	132
115	5.750%—06/15/2025	119
		251
	New Red Finance Inc.
300	5.000%—10/15/2025[1]	309
	Royal Caribbean Cruises Ltd.
175	9.125%—06/15/2023[1]	179
25	10.875%—06/01/2023[1]	26
475	11.500%—06/01/2025[1]	524
		729
	Sabre GLBL Inc.
150	5.375%—04/15/2023[1]	148
	Scientific Games International Inc.
250	7.000%—05/15/2028[1]	230
225	8.250%—03/15/2026[1]	226
		456
	Six Flags Entertainment Corp.
100	4.875%—07/31/2024[1]	95
	Station Casinos LLC
175	4.500%—02/15/2028[1]	157
200	5.000%—10/01/2025[1]	190
		347
	Viking Cruises Ltd.
75	6.250%—05/15/2025[1]	50
	VOC Escrow Ltd.
275	5.000%—02/15/2028[1]	225
	Wyndham Destinations Inc.
150	5.625%—03/01/2021	150
150	6.625%—07/31/2026[1]	155
		305
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
275	5.250%—05/15/2027[1]	245
		6,666
HOUSEHOLD DURABLES—1.3%
	KB Home Co.
100	4.800%—11/15/2029	104
	Lennar Corp.
250	4.750%—11/29/2027	286
	Newell Brands Inc.
200	6.000%—04/01/2046	221
	PulteGroup Inc.
250	5.500%—03/01/2026	290
	Taylor Morrison Communities Inc.
175	5.125%—08/01/2030[1]	192
		1,093
HOUSEHOLD PRODUCTS—1.2%
	Clearwater Paper Corp.
350	5.375%—02/01/2025[1]	359
	Energizer Holdings Inc.
200	7.750%—01/15/2027[1]	223
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOUSEHOLD PRODUCTS—Continued
	Kronos Acquisition Holdings Inc.
$400	9.000%—08/15/2023[1]	$408
		990
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.3%
	Calpine Corp.
125	5.250%—06/01/2026[1]	130
	Clearway Energy Operating LLC
450	4.750%—03/15/2028[1]	481
	Talen Energy Supply LLC
300	7.250%—05/15/2027[1]	313
	Veritas US Inc. / Veritas Bermuda Ltd.
150	10.500%—02/01/2024[1]	138
		1,062
INSURANCE—0.9%
	AssuredPartners Inc.
325	7.000%—08/15/2025[1]	331
	Hub International Ltd.
350	7.000%—05/01/2026[1]	367
		698
INTERACTIVE MEDIA & SERVICES—0.3%
	Match Group Inc.
225	5.625%—02/15/2029[1]	245
INTERNET & DIRECT MARKETING RETAIL—1.0%
	Expedia Group Inc.
100	3.250%—02/15/2030	95
250	3.800%—02/15/2028	247
		342
	QVC Inc.
500	4.750%—02/15/2027	515
		857
IT SERVICES—0.8%
	Banff Merger Sub Inc.
125	9.750%—09/01/2026[1]	132
	Cardtronics Inc.
275	5.500%—05/01/2025[1]	277
	EIG Investors Corp.
250	10.875%—02/01/2024	257
		666
LEISURE PRODUCTS—0.4%
	Mattel Inc.
225	5.875%—12/15/2027[1]	243
	Wyndham Destinations Inc.
100	5.750%—04/01/2027	99
		342
MACHINERY—1.1%
	Allison Transmission Inc.
175	5.875%—06/01/2029[1]	194
	Cleaver-Brooks Inc.
250	7.875%—03/01/2023[1]	240
	Titan Acquisition Ltd.
200	7.750%—04/15/2026[1]	198
	Vertical U.S. Newco Inc.
225	5.250%—07/15/2027[1]	239
		871

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—7.3%
	CCO Holdings LLC
$100	5.000%—02/01/2028[1]	$106
	CCO Holdings LLC / CCO Holdings Capital Corp.
925	4.500%—05/01/2032[1]	977
100	5.375%—06/01/2029[1]	110
		1,087
	CSC Holdings LLC
425	4.625%—12/01/2030[1]	447
75	5.375%—02/01/2028[1]	81
200	5.500%—04/15/2027[1]	215
		743
	Diamond Sports Group LLC / Diamond Sports Finance Co.
300	5.375%—08/15/2026[1]	232
225	6.625%—08/15/2027[1]	123
		355
	DISH DBS Corp.
450	5.875%—11/15/2024	470
75	7.375%—07/01/2028[1]	79
		549
	Hughes Satellite Systems Corp.
125	5.250%—08/01/2026	138
	iHeartCommunications Inc.
225	8.375%—05/01/2027	224
	National CineMedia LLC
125	5.875%—04/15/2028[1]	100
	Nexstar Broadcasting Inc.
350	5.625%—07/15/2027[1]	375
	Salem Media Group Inc.
425	6.750%—06/01/2024[1]	363
	Sinclair Television Group Inc.
400	5.500%—03/01/2030[1]	401
	Sirius XM Radio Inc.
325	5.000%—08/01/2027[1]	347
	TEGNA Inc.
350	5.000%—09/15/2029[1]	353
	Telenet Finance Luxembourg Notes Sarl
200	5.500%—03/01/2028[1]	213
	Townsquare Media Inc.
350	6.500%—04/01/2023[1]	314
	Univision Communications Inc.
100	5.125%—02/15/2025[1]	97
	Ziggo Secured Finance BV
150	5.500%—01/15/2027[1]	159
		5,924
METALS & MINING—3.1%
	Alcoa Nederland Holding BV
100	7.000%—09/30/2026[1]	107
	ArcelorMittal SA
150	7.250%—10/15/2039	197
	Arconic Corp.
75	6.000%—05/15/2025[1]	81
300	6.125%—02/15/2028[1]	321
		402
	Cleveland-Cliffs Inc.
250	6.750%—03/15/2026[1]	252
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
METALS & MINING—Continued
	Colt Merger Sub Inc.
$175	6.250%—07/01/2025[1]	$183
200	8.125%—07/01/2027[1]	204
		387
	Crownrock LP
275	5.625%—10/15/2025[1]	270
	Freeport-McMoRan Inc.
500	5.000%—09/01/2027	533
	Novelis Corp.
225	4.750%—01/30/2030[1]	235
	Teck Resources Ltd.
150	6.125%—10/01/2035	176
		2,559
OIL, GAS & CONSUMABLE FUELS—13.9%
	Aker BP ASA
50	4.750%—06/15/2024[1]	51
	Antero Resources Corp.
175	5.125%—12/01/2022	141
	Apache Corp.
100	4.375%—10/15/2028	100
275	4.750%—04/15/2043	262
		362
	Ascent Resources Utica Holdings LLC / ARU Finance Corp.
125	7.000%—11/01/2026[1]	80
225	10.000%—04/01/2022[1]	187
		267
	Berry Petroleum Co. LLC
200	7.000%—02/15/2026[1]	161
	Buckeye Partners LP
175	3.950%—12/01/2026	174
50	4.500%—03/01/2028[1]	50
		224
	Cenovus Energy Inc.
250	4.250%—04/15/2027	238
	Cheniere Corpus Christi Holdings LLC
400	5.125%—06/30/2027	453
	Cheniere Energy Partners LP
250	5.250%—10/01/2025	256
150	5.625%—10/01/2026	159
		415
	Continental Resources Co.
225	3.800%—06/01/2024	218
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
250	5.625%—05/01/2027[1]	235
	Endeavor Energy Resources LP
200	5.750%—01/30/2028[1]	206
	Endeavor Energy Resources LP / EER Finance Inc.
75	6.625%—07/15/2025[1]	79
	Energy Transfer Operating LP
275	5.250%—04/15/2029	299
	EnLink Midstream Partners LP
200	4.150%—06/01/2025	161
75	4.400%—04/01/2024	64
		225
	EQM Midstream Partners LP
250	5.500%—07/15/2028	260

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Equities Corp.
$150	7.875%—02/01/2025	$165
350	8.750%—02/01/2030	406
		571
	Hess Midstream Operations LP
325	5.125%—06/15/2028[1]	329
175	5.625%—02/15/2026[1]	182
		511
	Hilcorp Energy I LP / Hilcorp Finance Co.
100	5.000%—12/01/2024[1]	95
	Marathon Oil Corp.
175	6.600%—10/01/2037	184
	Murphy Oil Corp.
300	5.875%—12/01/2027	276
200	6.875%—08/15/2024	199
		475
	Murphy Oil USA Inc.
350	5.625%—05/01/2027	372
	NGL Energy Partners LP
125	7.500%—11/01/2023	99
	NGL Energy Partners LP / NGL Energy Finance Corp.
225	7.500%—04/15/2026	156
	Occidental Petroleum Corp.
275	2.900%—08/15/2024	259
1400	3.200%—08/15/2026	1,278
		1,537
	Parsley Energy LLC / Parsley Finance Corp.
250	5.625%—10/15/2027[1]	262
	PBF Holding Co. LLC
75	9.250%—05/15/2025[1]	84
	PBF Logistics LP / PBF Logistics Finance Corp.
75	6.875%—05/15/2023	73
	PG&E Corp.
300	5.000%—07/01/2028	309
225	5.250%—07/01/2030	234
		543
	Plains All American Pipeline LP
200	3.550%—12/15/2029	198
	Rattler Midstream LP
75	5.625%—07/15/2025[1]	79
	Seven Generations Energy Ltd.
175	5.375%—09/30/2025[1]	163
	Southwestern Energy Co.
225	6.450%—01/23/2025	209
	Sunoco LP / Sunoco Finance Corp.
450	6.000%—04/15/2027	476
	Tallgrass Energy Finance Corp.
125	5.500%—09/15/2024[1]	120
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
425	5.500%—03/01/2030[1]	447
	Transocean Inc.
448	7.500%—01/15/2026[1]	224
	W&T Offshore Inc.
150	9.750%—11/01/2023[1]	100
	Western Midstream Operating LP
450	5.050%—02/01/2030	456
	WPX Energy Inc.
100	5.875%—06/15/2028	103
		11,371
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PAPER & FOREST PRODUCTS—0.1%
	Schweitzer-Mauduit International Inc.
$50	6.875%—10/01/2026[1]	$53
PERSONAL PRODUCTS—1.3%
	HLF Financing Sarl LLC / Herbalife International Inc.
550	7.250%—08/15/2026[1]	578
	Sally Capital Inc.
100	5.625%—12/01/2025	103
350	8.750%—04/30/2025[1]	396
		499
		1,077
PHARMACEUTICALS—2.3%
	Bausch Health Cos Inc.
175	5.000%—01/30/2028[1]	176
150	5.250%—01/30/2030[1]	153
400	5.750%—08/15/2027[1]	435
75	7.000%—01/15/2028[1]	82
175	7.250%—05/30/2029[1]	193
175	8.500%—01/31/2027[1]	195
		1,234
	Elanco Animal Health Inc.
200	5.650%—08/28/2028	233
	Endo Finance LLC
325	5.875%—10/15/2024[1]	324
125	6.000%—07/15/2023[1]	100
		424
		1,891
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
	Realogy Group LLC / Realogy Co.-Issuer Corp.
150	7.625%—06/15/2025[1]	158
SOFTWARE—0.6%
	Solera LLC
500	10.500%—03/01/2024[1]	530
SPECIALTY RETAIL—0.9%
	American Greetings Corp.
200	8.750%—04/15/2025[1]	187
	Lithia Motors Inc.
175	4.625%—12/15/2027[1]	187
	Penske Automotive Group Inc.
150	5.500%—05/15/2026	157
	PetSmart Inc.
200	7.125%—03/15/2023[1]	202
		733
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
	Dell Inc.
400	6.500%—04/15/2038	442
100	7.100%—04/15/2028	121
		563
	Xerox Corp.
275	4.800%—03/01/2035	260
		823

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TEXTILES, APPAREL & LUXURY GOODS—0.4%
	L Brands Inc.
$75	6.875%—07/01/2025[1]	$81
225	6.875%—11/01/2035	216
		297
TOBACCO—0.5%
	Vector Group Ltd.
375	6.125%—02/01/2025[1]	374
TRADING COMPANIES & DISTRIBUTORS—1.9%
	Fortress Transportation & Infrastructure Investors LLC
275	6.500%—10/01/2025[1]	259
75	9.750%—08/01/2027[1]	78
		337
	Herc Holdings Inc.
300	5.500%—07/15/2027[1]	318
	United Rentals North America Inc.
225	5.250%—01/15/2030	247
350	5.500%—05/15/2027	377
		624
	WESCO Distribution Inc. Co.
250	7.250%—06/15/2028[1]	274
		1,553
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—2.1%
	C&W Senior Financing Designated Activity Company
$400	6.875%—09/15/2027[1]	$429
	Level 3 Financing Inc.
125	5.250%—03/15/2026	131
	Sprint Capital Corp.
100	6.875%—11/15/2028	130
50	8.750%—03/15/2032	77
		207
	Sprint Corp.
525	7.125%—06/15/2024	613
	T-Mobile USA Inc.
300	4.750%—02/01/2028	325
		1,705
TOTAL CORPORATE BONDS & NOTES
(Cost $75,775)		78,579
TOTAL INVESTMENTS—96.3%
(Cost $75,775)		78,579
CASH AND OTHER ASSETS, LESS LIABILITIES—3.7%		2,999
TOTAL NET ASSETS—100.0%		$81,578

FAIR VALUE MEASUREMENTS
All investments at July 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2020 (000s)	Unrealized Gain/(Loss) as of 07/31/2020 (000s)
Common Stocks	$4	$—	$(4)	$—	$—	$—	$—	$—	$—	$—
Rights/Warrants	—	—	—	—	—	—	—	—	—	$—
	$4	$—	$(4)	$—	$—	$—	$—	$—	$—	$—

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $46,147 or 57% of net assets.
2	Variable or floating rate security; the stated rate represents the rate in effect at July 31, 2020. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3	MTN after the name of a security stands for Medium Term Note.
4	Perpetuity bond; the maturity date represents the next callable date.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—July 31, 2020 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2020, the Trust consists of 37 separate portfolios. The portfolios covered by this report are: Harbor Bond Fund, Harbor Convertible Securities Fund, Harbor Core Bond Fund, Harbor High-Yield Bond Fund, and Harbor High-Yield Opportunities Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Note 3—Subsequent Events
Harbor Funds’ Board of Trustees voted to liquidate and dissolve the Harbor High-Yield Opportunities Fund (the “Fund”). The liquidation of the Fund occurred on August 31, 2020.
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Douglas J. Skinner
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.FI.0120